LVIP Dimensional International Core Equity Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.55%
Australia–6.12%
†A2B Australia	7,280	$ 7,053
Accent Group	23,197	37,565
Adairs	13,303	38,667
Adbri	25,861	59,569
†Afterpay	413	35,879
AGL Energy	9,303	38,418
†Ainsworth Game Technology	6,705	6,011
†Alliance Aviation Services	9,515	29,304
ALS	24,219	218,111
Altium	3,169	79,953
Alumina	50,316	74,915
Alumina ADR	2,200	13,332
†AMA Group	41,131	13,041
AMP	165,223	116,504
Ampol	9,879	197,160
Ansell	6,355	154,410
AP Eagers	8,934	94,947
APA Group	17,380	108,256
Appen	977	6,202
ARB	3,678	127,908
Aristocrat Leisure	10,419	346,500
ASX	1,403	81,003
Atlas Arteria	22,174	102,244
†Atrium European Real Estate	7,707	27,987
AUB Group	1,746	29,626
†Aurelia Metals	66,930	14,513
Aurizon Holdings	131,158	355,102
AusNet Services	52,442	94,923
Austal	16,268	21,848
Australia & New Zealand Banking Group	38,265	768,459
†Australian Agricultural	17,102	18,175
Australian Ethical Investment	4,085	32,396
Australian Pharmaceutical Industries	32,365	34,512
Auswide Bank	228	1,062
Bank of Queensland	42,853	285,803
Bapcor	17,115	92,318
Beach Energy	151,652	161,962
Bega Cheese	21,396	82,183
Bell Financial Group	20,472	25,068
Bendigo & Adelaide Bank	36,945	248,231
BHP Group	45,795	1,223,086
BHP Group ADR	32,302	1,661,099
Blackmores	679	45,974
BlueScope Steel	25,945	375,932
Brambles	27,686	212,890
Bravura Solutions	9,938	21,794
Breville Group	5,327	109,667
Brickworks	5,099	90,711
Capitol Health	68,459	18,318
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Cardno	10,023	$ 8,046
carsales.com	15,746	282,633
Cedar Woods Properties	3,685	16,137
Challenger	36,923	164,299
†Champion Iron	17,449	59,660
CIMIC Group	1,187	16,580
†City Chic Collective	5,170	24,027
Cleanaway Waste Management	104,872	205,814
Clinuvel Pharmaceuticals	147	4,495
Cochlear	1,016	158,966
Codan	12,182	110,585
Coles Group	26,437	321,130
Collins Foods (Australian Securities Exchange)	10,696	93,000
Commonwealth Bank of Australia	16,292	1,209,035
Computershare	28,530	368,923
†Cooper Energy	81,617	15,860
†Corporate Travel Management	2,822	49,218
Costa Group Holdings	16,375	38,181
†Crown Resorts	18,836	128,939
CSL	4,920	1,027,941
CSR	42,583	169,276
Data#3	4,130	14,209
†Decmil Group	13,360	3,388
Dicker Data	3,055	27,508
Domain Holdings Australia	12,055	48,141
Domino's Pizza Enterprises	3,634	415,651
Downer EDI	46,563	212,234
†Eclipx Group	23,440	41,412
Elanor Investor Group	7,930	11,867
Elders	9,346	81,651
Emeco Holdings	23,831	17,911
Endeavour Group	18,667	93,411
†Energy World	57,823	3,261
EQT Holdings	647	13,450
Estia Health	23,316	38,370
†EVENT Hospitality and Entertainment	5,920	65,311
Evolution Mining	62,037	156,862
†Flight Centre Travel Group	4,808	73,318
Fortescue Metals Group	79,533	847,186
†G8 Education	76,969	57,892
Genworth Mortgage Insurance Australia	20,485	32,418
GrainCorp Class A	14,156	63,876
GUD Holdings	6,836	49,885
GWA Group	14,929	29,225
Hansen Technologies	12,748	50,472
Harvey Norman Holdings	31,910	114,428
Healius	32,532	111,046
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
HT&E	22,200	$ 26,462
HUB24	3,266	67,250
†Huon Aquaculture Group	5,170	13,119
†IDP Education	6,152	148,959
IGO	53,136	333,015
Iluka Resources	22,529	144,924
Imdex	35,738	59,639
Incitec Pivot	132,711	276,054
Infomedia	19,919	25,039
Inghams Group	21,678	63,840
Insurance Australia Group	33,374	116,551
Intega Group	10,023	4,059
Integral Diagnostics	11,537	40,997
†Integrated Research	6,964	8,193
InvoCare	6,909	58,052
IOOF Holdings	47,661	145,488
IPH	9,773	63,825
IRESS	8,627	70,363
IVE Group	13,275	14,732
†Japara Healthcare	13,564	13,493
JB Hi-Fi	8,291	269,578
Johns Lyng Group	8,230	36,473
Jupiter Mines	61,368	9,747
†Kogan	2,826	21,996
LendLease Group	16,769	128,928
Lifestyle Communities	3,480	54,904
Link Administration Holdings (Australian Securities Exchange)	43,066	135,049
Lovisa Holdings	2,325	31,362
†Lynas	19,856	93,961
MACA	15,811	7,401
Macmahon Holdings	102,720	14,852
Macquarie Group	3,812	492,496
Magellan Financial Group	4,427	111,121
†Mayne Pharma Group	92,739	18,902
McMillan Shakespeare	6,278	65,424
McPherson's	9,847	7,596
Medibank	154,970	395,672
Medusa Mining	34,142	17,427
†Mesoblast	24,142	28,853
†Metals X	32,061	8,487
Metcash	83,260	232,878
Mineral Resources	13,235	420,027
†MMA Offshore	44,718	12,770
Monadelphous Group	3,551	22,924
Monash IVF Group	25,246	17,477
†Myer Holdings	88,520	36,178
MyState	6,779	24,071
National Australia Bank	45,481	896,932
Navigator Global Investments	10,799	13,756
Netwealth Group	7,114	73,428
New Hope	36,510	62,978
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Newcrest Mining	7,220	$ 119,691
†NEXTDC	4,758	40,531
nib holdings	25,227	124,270
Nick Scali	2,060	16,918
Nine Entertainment	85,642	160,065
Northern Star Resources	39,640	242,781
NRW Holdings	32,810	36,383
†Nufarm	21,009	71,773
†OFX Group	8,551	9,798
Oil Search	38,732	120,533
†OM Holdings	23,197	15,764
†Omni Bridgeway	11,321	28,020
†oOh!media	48,209	61,230
Orica	6,358	62,101
Origin Energy	42,203	141,591
Orora	57,100	125,829
OZ Minerals	27,912	448,138
Pact Group Holdings	10,178	27,754
Peet	38,309	28,459
Pendal Group	14,244	82,878
People Infrastructure	5,911	16,209
Perenti Global	37,686	21,913
Perpetual	2,984	80,668
†Perseus Mining	96,454	97,031
†Pilbara Minerals	13,139	18,934
Platinum Asset Management	14,872	37,319
†Praemium	19,514	15,024
Premier Investments	5,944	127,788
Pro Medicus	2,911	112,930
Propel Funeral Partners	3,554	10,406
PWR Holdings	7,683	48,934
†Qantas Airways	21,730	87,637
QBE Insurance Group	32,554	268,186
Qube Holdings	44,229	103,500
Ramelius Resources	60,311	58,045
Ramsay Health Care	3,862	191,388
REA Group	988	111,279
Reece	4,569	61,620
Regis Healthcare	6,738	9,725
Regis Resources	71,547	103,741
†Reject Shop	2,536	11,642
Reliance Worldwide	13,168	47,882
†Resolute Mining	69,900	20,976
†Retail Food Group	179,663	10,078
†Ridley	36,736	35,370
Rio Tinto	9,742	693,543
Sandfire Resources	31,308	123,210
Santos	100,909	516,859
SeaLink Travel Group	4,852	31,041
SEEK	3,994	87,801
†Select Harvests	8,564	50,753
Senex Energy	11,093	29,417
Servcorp	2,368	6,574

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Service Stream	31,975	$ 20,338
Seven Group Holdings	4,272	62,590
†Seven West Media	80,912	23,333
SG Fleet Group	12,991	27,823
Sigma Healthcare	68,311	30,619
†Silver Lake Resources	56,622	54,853
Sims	12,538	117,779
SmartGroup	4,615	31,493
Sonic Healthcare	8,707	251,625
South32	109,903	272,728
Southern Cross Media Group	16,431	25,468
Spark Infrastructure Group	61,620	124,464
=†SpeedCast International	13,963	0
SRG Global	36,425	13,430
St Barbara	62,703	60,431
†Star Entertainment Group	62,242	197,697
Steadfast Group	40,745	140,660
Suncorp Group	30,214	268,663
Sunland Group	6,027	10,675
Super Retail Group	14,826	129,011
†Sydney Airport	19,204	112,782
†Syrah Resources	14,945	11,507
Tabcorp Holdings	52,826	183,548
Tassal Group	16,917	42,763
Technology One	17,176	138,679
Telstra	94,186	263,918
TPG Telecom	23,933	120,428
Transurban Group	17,748	179,154
Treasury Wine Estates	14,589	128,645
†Tuas	11,966	12,481
United Malt Grp	16,206	47,213
Virtus Health	6,265	26,554
Vita Group	17,064	9,653
†Viva Energy Group	54,822	92,704
†Webjet	10,586	47,620
Wesfarmers	17,293	687,801
†West African Resources	15,488	10,870
†Western Areas	25,101	53,610
Westgold Resources	27,322	32,003
Westpac Banking	48,099	889,518
†Whitehaven Coal	62,311	142,634
Woodside Petroleum	17,671	302,162
Woolworths Group	18,667	524,324
Worley	16,705	117,521
		31,899,123
Austria–0.56%
Agrana Beteiligungs	660	13,914
ANDRITZ	4,494	246,297
AT&S Austria Technologie & Systemtechnik	2,359	89,478
†BAWAG Group AG	3,132	198,214
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Erste Group Bank	7,669	$ 336,739
EVN	2,666	70,873
†Lenzing	820	99,265
Mayr Melnhof Karton	417	79,700
Oesterreichische Post	2,358	99,969
OMV	5,480	329,982
Palfinger	713	31,095
POLYTEC Holding	1,389	13,397
†Porr	855	15,252
Raiffeisen Bank International	10,645	278,414
Rosenbauer International	188	10,627
S IMMO	2,366	54,704
†Schoeller-Bleckmann Oilfield Equipment	676	27,223
Semperit Holding	457	16,252
Strabag	1,807	82,208
†Telekom Austria	13,782	119,100
UBM Development	240	11,954
UNIQA Insurance Group	8,709	77,546
Verbund	481	48,646
Vienna Insurance Group	2,343	67,579
voestalpine	9,005	332,633
Wienerberger	3,974	133,434
Zumtobel Group	1,947	20,343
		2,904,838
Belgium–1.12%
Ackermans & van Haaren	1,690	291,157
Ageas	10,725	531,107
†AGFA-Gevaert	14,619	67,262
Anheuser-Busch InBev	12,763	723,884
Anheuser-Busch InBev ADR	1,200	67,656
Atenor	154	10,525
Barco	1,171	25,419
Bekaert	2,228	92,689
†bpost	6,706	59,134
Cie d'Entreprises CFE	740	76,289
Colruyt	3,086	157,423
Deceuninck	2,600	10,993
D'ieteren	2,620	384,455
Econocom Group	6,908	26,548
Elia Group	1,188	141,966
Euronav	19,454	187,709
EVS Broadcast Equipment	1,163	26,162
Exmar	2,088	10,170
Fagron	4,288	83,759
Gimv	1,640	104,671
†Greenyard	945	9,348
Immobel	390	33,791
Jensen-Group	278	8,985
KBC Group	5,230	471,769
†Kinepolis Group	664	43,106

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Lotus Bakeries	22	$ 135,064
Melexis	1,085	115,173
†Ontex Group	5,670	60,538
Orange Belgium	1,748	39,321
†Picanol	88	7,441
Proximus	8,914	176,894
Recticel	4,441	73,737
Resilux	61	12,616
Shurgard Self Storage	720	39,490
Sipef	408	23,961
Solvay	5,180	642,566
Telenet Group Holding	1,893	72,278
TER Beke	49	6,471
†Tessenderlo Group	1,566	58,274
UCB	1,899	212,645
Umicore	7,923	468,721
Van de Velde	150	5,386
VGP	160	36,808
†X-Fab Silicon Foundries	2,501	23,769
		5,857,130
Britain–0.07%
Hargreaves Services	2,415	14,202
Travis Perkins	14,488	297,882
Wickes Group	16,234	49,784
		361,868
Canada–9.95%
†5N Plus	6,300	13,728
Absolute Software	1,400	15,386
Acadian Timber	800	11,836
†Advantage Energy	8,323	42,055
Aecon Group	4,300	65,081
Ag Growth International	900	20,102
AGF Management Class B	5,000	30,633
Agnico Eagle Mines	2,452	127,136
AirBoss of America	1,300	37,144
Alamos Gold Class A	27,391	197,105
†Alcanna	1,420	8,991
Algoma Central	1,600	21,285
Algonquin Power & Utilities	14,706	215,598
Alimentation Couche-Tard Class B	14,400	550,943
AltaGas	19,534	385,406
Altus Group	796	38,838
†Amerigo Resources	14,300	14,225
Andrew Peller Class A	1,500	10,102
ARC Resources	55,249	517,769
†Argonaut Gold	16,363	35,527
†Aritzia	5,300	168,716
Atco Class I	2,800	89,818
†Athabasca Oil	26,708	19,399
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†ATS Automation Tooling Systems	3,100	$ 98,340
†Aurora Cannabis	2,388	16,525
†AutoCanada	1,479	54,169
B2Gold	101,560	347,193
Badger Infrastructure Solution	2,900	77,503
Bank of Montreal	2,343	233,912
Bank of Montreal (New York Shares)	13,682	1,364,506
Bank of Nova Scotia	1,800	110,791
Bank of Nova Scotia (New York Shares)	20,891	1,285,423
Barrick Gold	40,388	729,003
†Bausch Health	11,623	323,701
BCE	1,429	71,585
BCE (New York Shares)	1,620	81,097
Birchcliff Energy	22,653	125,373
Bird Construction	3,322	25,808
†Black Diamond Group	2,500	7,461
†BlackBerry	2,334	22,721
BMTC Group	600	6,919
†Bombardier Class B	43,354	73,934
†Bonterra Energy	2,713	12,295
Boralex Class A	4,896	144,568
Brookfield Asset Management (New York Shares) Class A	2,227	119,167
†Brookfield Asset Management Reinsurance Partners Class A	15	833
Brookfield Infrastructure	4,443	266,348
BRP	2,241	207,479
†CAE (New York Shares)	6,896	205,984
Calian Group	600	28,896
Cameco	6,941	150,810
Cameco (New York Shares)	8,318	180,750
Canaccord Genuity Group	7,526	82,771
Canacol Energy	13,100	34,958
†Canada Goose Holdings	3,868	137,972
Canadian Imperial Bank of Commerce	5,181	576,757
Canadian Imperial Bank of Commerce	6,405	712,877
Canadian National Railway	8,653	1,001,119
Canadian Natural Resources	29,759	1,087,403
Canadian Pacific Railway	6,215	404,410
Canadian Tire Class A	1,284	179,675
Canadian Utilities Class A	3,145	84,746
Canadian Western Bank	6,945	201,068
†Canfor	6,500	142,768
†Canfor Pulp Products	2,900	14,882

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Canopy Growth	2,387	$ 33,084
Capital Power	4,788	161,452
†Capstone Mining	14,500	56,439
†Cardinal Energy	4,400	14,521
Cascades	8,787	108,710
CCL Industries Class B	5,600	290,036
†Celestica	10,108	89,759
Cenovus Energy	23,162	233,522
Cenovus Energy	11,110	111,767
Centerra Gold	13,627	93,063
†Cervus Equipment	700	10,733
CES Energy Solutions	18,401	27,603
†CGI	6,059	513,966
China Gold International Resources	14,900	42,938
CI Financial	16,000	324,775
Cogeco	600	42,729
Cogeco Communications	1,366	121,393
Colliers International Group	1,840	235,074
Computer Modelling Group	8,100	30,313
Constellation Software	400	655,304
†Copper Mountain Mining	18,300	40,888
Corby Spirit & Wine	700	9,987
Corus Entertainment Class B	19,156	85,904
Crescent Point Energy	40,727	187,783
Crescent Point Energy	2,503	11,539
†Crew Energy	5,725	14,057
†Denison Mines	25,260	36,695
†Descartes Systems Group	300	24,378
Dexterra Group	2,620	16,921
Dollarama	5,600	242,905
Doman Building Materials Group	6,028	30,221
†Dorel Industries Class B	1,100	9,484
DREAM Unlimited Class A	4,119	91,121
Dundee Precious Metals	9,200	55,348
ECN Capital	21,630	178,286
E-L Financial	139	102,608
†Eldorado Gold	16,921	130,840
Emera	4,709	213,255
Empire	7,238	220,580
Enbridge	8,043	320,425
Enbridge	7,520	299,296
Endeavour Mining	11,256	253,362
Enerflex	7,900	57,881
Enerplus	8,901	71,208
Enghouse Systems	3,200	140,395
†Ensign Energy Services	9,100	13,507
†Equinox Gold	4,621	30,500
Equitable Group	556	62,729
†ERO Copper	1,900	33,692
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Evertz Technologies	1,800	$ 20,393
Exchange Income	808	28,279
Exco Technologies	2,400	18,778
Extendicare	8,400	48,678
Fairfax Financial Holdings	978	394,806
Fiera Capital	3,700	30,556
Finning International	11,000	271,396
First Quantum Minerals	15,086	279,304
FirstService	1,900	343,263
Fortis	2,533	112,371
Fortis (New York Shares)	3,390	150,279
†Fortuna Silver Mines	14,658	57,632
Franco-Nevada	598	77,686
†Frontera Energy	5,800	34,710
†Galiano Gold	4,900	3,520
†GDI Integrated Facility Services	600	25,865
George Weston	4,161	448,820
Gibson Energy	9,872	181,291
Gildan Activewear	8,409	307,062
†Golden Star Resources	3,060	7,248
†GoldMoney	6,400	11,470
†Gran Tierra Energy	33,675	24,726
Great-West Lifeco	6,395	194,587
Hardwoods Distribution	1,800	52,141
†Heroux-Devtek	2,187	30,545
High Liner Foods	2,452	25,399
†Home Capital Group	4,312	126,337
Hudbay Minerals	17,163	107,008
Hydro One	4,900	115,827
†i-80 Gold	9,398	23,076
Ia Financial	7,323	415,467
†IAMGOLD	30,700	69,563
†IBI Group	2,100	18,802
IGM Financial	5,103	182,308
†Imperial Metals	3,600	11,085
Imperial Oil	5,528	174,482
Information Services	1,000	21,838
Innergex Renewable Energy	4,751	76,145
Intact Financial	2,145	283,629
Interfor	7,236	178,701
†International Petroleum	7,341	37,350
Intertape Polymer Group	4,327	94,117
Jamieson Wellness	2,000	57,192
†Karora Resources	8,800	22,997
K-Bro Linen	800	25,738
†Kelt Exploration	13,500	48,496
Keyera	8,476	213,272
†Kinaxis	900	129,848
Kinross Gold	118,832	637,036
Kirkland Lake Gold	12,304	512,521
Lassonde Industries Class A	400	57,372

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Laurentian Bank of Canada	2,687	$ 85,281
Leon's Furniture	2,194	40,568
LifeWorks	2,000	50,955
Linamar	4,576	237,615
Loblaw	4,733	324,801
†Lucara Diamond	28,465	14,158
Lundin Mining	50,809	365,443
Magellan Aerospace	1,000	8,029
Magna International	1,800	135,462
Magna International (New York Shares)	15,096	1,135,823
†Mainstreet Equity	200	17,003
†Major Drilling Group International	6,566	43,804
Manulife Financial	23,153	445,658
Maple Leaf Foods	5,022	102,058
Martinrea International	9,900	87,932
†Mav Beauty Brands	2,800	4,819
†MEG Energy	17,838	139,285
Methanex	200	9,217
Methanex (New York Shares)	2,761	127,116
Metro	5,671	277,103
Morguard	86	9,044
†Mountain Province Diamonds	4,500	1,528
MTY Food Group	600	30,289
Mullen Group	8,500	86,436
National Bank of Canada	14,622	1,123,029
Neo Performance Materials	900	12,492
†New Gold	59,077	62,501
NFI Group	2,500	47,055
North American Construction Group	2,400	35,144
North West	3,800	101,465
Northland Power	6,896	216,691
Nutrien	215	13,955
Nutrien (New York Shares)	13,621	883,049
†NuVista Energy	9,000	36,523
†OceanaGold	40,614	66,375
Open Text	6,159	300,190
Osisko Gold Royalties	3,358	37,726
Osisko Gold Royalties (New York Shares)	2,306	25,896
Pan American Silver	10,356	241,117
Paramount Resources Class A	4,400	65,239
Parex Resources	13,860	252,119
Park Lawn	1,100	31,716
Parkland	9,221	259,099
Pason Systems	5,362	36,492
Pembina Pipeline	2,484	78,740
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Pembina Pipeline (New York Shares)	12,140	$ 384,717
Peyto Exploration & Development	14,495	112,838
Pizza Pizza Royalty	900	7,987
Polaris Infrastructure	1,700	23,220
Pollard Banknote	800	29,781
†Precision Drilling	955	38,601
Premium Brands Holdings	1,900	194,320
†Pretium Resources	7,271	70,167
Quarterhill	21,100	46,145
Quebecor Class B	7,600	183,670
†Real Matters	5,000	39,634
Restaurant Brands International	3,369	206,223
†RF Capital Group	4,457	7,671
Richelieu Hardware	3,600	118,408
Ritchie Bros Auctioneers	4,000	246,640
Rogers Communications Class B	8,860	413,260
Rogers Sugar	2,800	11,937
Royal Bank of Canada	13,875	1,380,599
Royal Bank of Canada (New York Shares)	23,644	2,352,105
Russel Metals	3,090	74,091
†Sandstorm Gold	4,329	24,916
Saputo	5,833	148,335
Secure Energy Services	14,200	53,365
Shaw Communications Class B	25,977	754,372
†ShawCor	5,185	23,170
†Shopify Class A	100	135,735
Sienna Senior Living	3,200	36,330
†Sierra Wireless	900	13,934
Sleep Country Canada Holdings	2,800	74,278
SNC-Lavalin Group	8,670	240,811
†Spin Master	781	25,349
Sprott	292	10,713
SSR Mining	13,025	189,421
SSR Mining (New York Shares)	2,603	37,874
Stantec	2,500	117,440
Stantec (New York Shares)	2,136	100,264
Stelco Holdings	2,870	84,111
Stella-Jones	4,800	161,630
†Storm Resources	6,000	25,580
Sun Life Financial (New York Shares)	10,091	519,182
Suncor Energy (New York Shares)	34,248	710,304
†SunOpta	4,163	37,176
Superior Plus	13,700	146,345
†Tamarack Valley Energy	22,160	55,811

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Taseko Mines	18,300	$ 34,387
TC Energy	19,720	948,335
Teck Resources Class B	11,884	295,833
Teck Resources (New York Shares) Class B	4,864	121,162
†TeraGo	1,800	7,290
TerraVest Industries	900	17,260
TFI International	6,800	695,677
Thomson Reuters	400	44,229
Thomson Reuters (New York Shares)	1,700	187,816
Tidewater Midstream and Infrastructure	18,184	19,668
†Tilray	22,518	254,228
TMX Group	1,400	150,976
†Torex Gold Resources	6,800	67,968
Toromont Industries	3,600	300,512
Toronto-Dominion Bank	3,288	217,668
Toronto-Dominion Bank (New York Shares)	19,230	1,272,064
†Total Energy Services	3,299	11,903
Tourmaline Oil	21,303	744,243
TransAlta	17,688	186,851
TransAlta (New York Shares)	11,388	120,257
TransAlta Renewables	3,464	51,935
Transcontinental Class A	7,600	120,726
†Trican Well Service	12,870	30,077
†Uni-Select	3,100	43,419
†Vermilion Energy	3,928	38,827
†Vermilion Energy (New York Shares)	7,129	70,577
Wajax	3,200	57,982
†Wesdome Gold Mines	14,900	119,402
West Fraser Timber	5,719	481,693
Western Forest Products	34,200	59,403
Westshore Terminals Investment	4,267	82,369
Wheaton Precious Metals (New York Shares)	2,460	92,447
Whitecap Resources	43,829	242,572
†WildBrain	9,347	23,836
Winpak	1,695	54,800
WSP Global	2,616	313,234
Yamana Gold	56,509	223,094
Yellow Pages	2,300	24,968
		51,879,499
Chile–0.04%
Antofagasta	10,131	184,108
		184,108
China–0.04%
Belimo Holding	260	137,819
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Budweiser Brewing	6,400	$ 16,256
†Fosun Tourism Group	10,800	13,948
†Huafa Property Services Group	80,000	1,901
TI Fluid Systems	8,152	27,611
Zensun Enterprises	26,000	19,605
		217,140
Colombia–0.05%
†Millicom International Cellular SDR	7,259	262,898
		262,898
Denmark–2.22%
†ALK-Abello Class A	270	113,285
Alm Brand	4,979	34,822
Ambu Class B	656	19,399
AP Moller - Maersk Class A	52	134,006
AP Moller - Maersk Class B	59	159,718
†Bang & Olufsen	4,116	19,297
†Bavarian Nordic	4,301	218,065
†Brodrene Hartmann	211	11,881
Carlsberg Class B	3,065	500,034
Chemometec	412	63,098
Chr Hansen Holding	2,527	206,411
Coloplast Class B	1,356	212,027
Columbus	4,653	6,820
D/S Norden	2,354	59,987
Danske Bank	14,460	243,595
†Demant	2,697	135,905
†Dfds	2,301	122,290
†Drilling	701	26,310
DSV	2,085	499,073
FLSmidth & Co.	2,804	97,468
†Genmab	1,490	651,013
GN Store Nord	5,520	381,780
H Lundbeck	4,889	132,848
†H+H International Class B	1,148	39,971
†ISS	10,565	223,311
†Jyske Bank	3,946	170,134
Matas	3,162	59,595
Netcompany Group	1,147	132,300
†Nilfisk Holding	2,249	72,164
†NKT	2,451	106,439
†NNIT	488	9,289
Novo Nordisk ADR	2,700	259,227
Novo Nordisk Class B	24,610	2,372,145
Novozymes Class B	7,307	500,904
†NTG Nordic Transport Group Class A	143	11,092
Orsted	1,095	144,337
Pandora	9,193	1,116,028
Per Aarsleff Holding	1,112	45,467
Ringkjoebing Landbobank	1,822	210,296

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Rockwool International Class A	290	$ 105,927
Rockwool International Class B	378	161,440
Royal Unibrew	3,206	385,624
RTX	299	7,685
Scandinavian Tobacco Group Class A	5,273	104,068
Schouw & Co.	848	81,448
SimCorp	2,948	348,318
Solar Class B	701	68,899
Spar Nord Bank	6,082	70,767
Sydbank	3,568	106,646
†Tivoli	204	25,802
Topdanmark	3,407	175,780
Tryg	16,104	365,059
†Zealand Pharma	1,039	29,879
		11,559,173
Faeroe Islands–0.11%
Vestas Wind Systems	14,460	579,977
		579,977
Finland–1.52%
Aktia Bank	3,682	49,560
Alma Media	1,259	14,544
Aspo	1,168	14,639
Atria	742	9,197
Cargotec	2,051	103,824
Caverion	4,210	32,772
†Citycon	2,218	17,774
Elisa	5,266	327,197
†Enento Group	540	22,080
†Finnair	62,572	49,194
Fiskars	2,492	55,250
Fortum	13,451	408,454
F-Secure	2,413	13,338
Harvia	658	34,950
Huhtamaki	6,975	313,659
Kemira	9,101	139,699
Kesko Class A	6,192	192,940
Kesko Class B	16,144	556,862
Kojamo	3,374	70,058
Kone Class B	3,839	269,683
Konecranes	4,282	171,334
Lassila & Tikanoja	2,818	44,459
Metsa Board	11,635	108,914
†Musti Group	644	23,051
Neles	3,953	54,261
Neste	9,849	555,605
†Nokia	125,533	692,353
Nordea Bank	33,511	434,324
Olvi Class A	1,276	74,017
Oriola Class B	10,932	22,490
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Orion Class A	1,499	$ 59,557
Orion Class B	6,779	268,386
†Outokumpu	23,000	139,731
Outotec	26,300	240,017
Ponsse	944	43,411
†QT Group	745	125,303
Raisio Class V	2,991	11,762
Revenio Group	804	50,988
Sampo Class A	6,047	298,969
Sanoma	5,246	82,279
†Stockmann Class B	1,585	2,714
Stora Enso Class R	23,897	398,039
Terveystalo	2,841	35,541
TietoEVRY	4,834	145,586
Tokmanni Group	5,246	127,975
UPM-Kymmene	10,398	368,029
Uponor	3,944	97,745
Vaisala Class A	1,389	60,416
Valmet	8,041	290,313
Wartsila	10,913	129,966
YIT	11,776	62,221
		7,915,430
France–7.67%
ABC arbitrage	1,221	9,900
†Accor	6,774	241,542
†Aeroports de Paris	821	104,563
Air Liquide	8,967	1,436,155
†Airbus	6,515	863,732
†Akka Technologies	858	47,159
AKWEL	593	14,768
Albioma	2,638	103,561
ALD SA	5,255	71,596
Alstom	5,386	204,306
Alten	1,319	193,008
Amundi	1,422	119,600
Arkema	5,566	733,971
Assystem	625	22,081
Atos	5,977	317,509
Aubay	366	20,625
AXA	22,429	621,580
Axway Software	477	15,084
Bastide le Confort Medical	242	12,572
†Beneteau	3,551	52,491
Bigben Interactive	1,625	30,183
BioMerieux	551	62,697
BNP Paribas	17,147	1,097,077
Boiron	873	41,157
Bollore	39,041	225,454
Bonduelle SCA	1,767	43,908
Bouygues	13,301	550,227
Bureau Veritas	12,042	371,631
Capgemini	5,554	1,151,770
Carrefour	37,842	678,183

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Casino Guichard Perrachon	2,697	$ 72,484
CBo Territoria	2,578	10,601
†Cegedim	545	16,666
†CGG	51,187	39,053
Chargeurs	876	26,329
Cie de Saint-Gobain	14,382	967,866
†Cie des Alpes	824	14,128
Cie Generale des Etablissements Michelin	7,381	1,131,806
Cie Plastic Omnium	4,354	111,120
CNP Assurances	7,632	120,457
Coface	5,538	69,366
Creditricole	12,229	168,093
Danone	11,567	788,614
Dassault Aviation	660	74,190
Dassault Systemes	2,660	139,984
Delta Plus Group	90	8,976
†Derichebourg	9,326	107,637
Edenred	5,744	309,213
Eiffage	6,266	633,285
Electricite de France	16,958	213,097
Electricite de Strasbourg	55	7,454
†Elior Group	6,149	48,838
†Elis	12,241	233,448
Engie	41,370	541,252
†Eramet	660	49,599
EssilorLuxottica	1,561	298,296
†Esso SA Francaise	184	2,494
†Etablissements Maurel et Prom	5,157	13,650
Eutelsat Communications	17,127	235,515
†Exel Industries Class A	95	8,803
Faurecia	8,838	415,929
Fnac Darty	1,519	99,444
Gaztransport Et Technigaz	1,672	124,887
Getlink	11,068	172,900
†GL Events	866	15,935
Groupe Crit	390	30,403
Guerbet	783	38,411
†Haulotte Group	610	3,969
Hermes International	366	504,983
HEXAOM	195	10,255
†ID Logistics Group	205	65,658
Imerys	2,970	127,958
Infotel	163	9,384
Ipsen	2,638	251,375
IPSOS	3,049	138,558
Jacquet Metal Service	1,315	33,359
†JCDecaux	6,129	162,302
Kaufman & Broad	1,637	68,134
Kering	872	619,347
Korian	4,869	170,242
†Lagardere	9,014	237,656
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Lectra	1,962	$ 76,886
Legrand	6,230	667,542
Linedata Services	218	10,000
LISI	2,070	61,503
LNA Sante	292	17,183
L'Oreal	912	377,389
LVMH Moet Hennessy Louis Vuitton	3,966	2,840,701
Maisons du Monde	3,382	68,183
Manitou BF	943	31,623
Manutan International	120	10,397
Mersen	822	30,286
Metropole Television	1,918	39,902
Nexans	2,567	239,357
Nexity	3,478	165,386
†Oeneo	52	801
Orange	106,325	1,149,890
Orange ADR	1,900	20,577
Orpea	2,643	307,304
Pernod Ricard	1,067	235,234
Pharmagest Interactive	113	12,497
Publicis Groupe	17,292	1,161,639
Quadient	2,522	60,591
†Rallye	1,545	10,434
Remy Cointreau	264	51,222
†Renault	8,506	301,767
†Rexel	16,408	316,151
Robertet	45	51,813
Rothschild & Co.	2,741	118,746
Rubis SCA	3,888	134,615
Safran	2,162	273,451
Sanofi	7,342	706,770
Sartorius Stedim Biotech	594	331,930
Savencia	292	21,241
Schneider Electric	3,478	579,274
SCOR	10,508	302,587
SEB	1,395	196,256
Seche Environnement	286	21,766
Societe BIC	1,667	98,286
Societe Generale	18,511	579,669
Societe LDC	83	9,662
Societe pour l'Informatique Industrielle	665	28,886
†Sodexo	3,249	283,948
†SOITEC	1,058	228,706
†Solocal Group	4,175	8,404
Somfy	487	88,228
Sopra Steria Group	1,456	269,756
SPIE	8,182	185,193
Stef	359	40,545
STMicroelectronics	22,956	1,002,298
STMicroelectronics (New York Shares)	1,058	46,161
Suez	9,314	212,379

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Sword Group	504	$ 23,306
Synergie	615	27,534
†Technicolor	368	1,243
†Technip Energies	2,961	46,646
Teleperformance	2,918	1,147,751
Television Francaise 1	5,220	51,172
Thales	4,491	435,427
Thermador Groupe	504	53,127
Total	40,238	1,923,294
TOTAL ADR	4,971	238,260
Total Gabon	19	2,949
Trigano	575	107,807
†Ubisoft Entertainment	6,574	393,666
Valeo	16,767	467,931
†Vallourec	2,926	25,383
Veolia Environnement	8,376	255,935
Verallia	1,460	50,277
Vetoquinol	184	27,534
Vicat	1,860	82,690
Vilmorin & Cie	478	28,330
Vinci	8,316	864,937
Virbac	258	110,637
Vivendi	4,057	51,077
Wavestone	198	10,459
†Worldline	3,289	250,707
		39,984,587
Germany–6.53%
1&1 Drillisch	2,899	91,132
7C Solarparken	3,805	16,528
Aareal Bank	4,558	126,394
Adidas	2,130	669,366
†ADVA Optical Networking	4,994	71,500
All for One Group	186	14,592
Allgeier	430	11,805
Allianz	4,367	978,407
Amadeus Fire	230	47,583
Atoss Software	162	33,627
Aurubis	2,910	218,534
BASF	6,268	475,178
Basler	144	24,153
†Bauer	1,332	16,972
Bayer	19,303	1,047,679
Bayerische Motoren Werke	10,545	1,001,553
BayWa	1,163	49,037
Bechtle	4,806	328,706
Beiersdorf	471	50,821
Bertrandt	393	22,898
bet-at-home.com	209	5,726
Bilfinger	2,095	72,779
†Borussia Dortmund & Co.	3,975	22,186
Brenntag	8,908	827,505
CANCOM	811	47,904
Carl Zeiss Meditec	162	31,031
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†CECONOMY	8,889	$ 38,191
CENIT	409	6,607
Cewe Stiftung & Co.	635	85,177
†Commerzbank	65,572	434,330
CompuGroup Medical	1,663	136,963
†Continental	4,335	470,602
†Corestate Capital Holding	853	11,239
Covestro	10,983	748,500
CropEnergies	1,890	26,315
†CTS Eventim & Co.	3,209	241,445
Daimler	25,800	2,276,377
†Delivery Hero	404	51,532
Dermapharm Holding	279	26,850
†Deutsche Bank	43,700	555,246
Deutsche Boerse	3,234	524,770
†Deutsche Lufthansa	12,034	82,105
Deutsche Post	16,284	1,021,166
Deutsche Telekom	96,353	1,932,282
Deutsche Telekom ADR	4,300	86,645
†Deutsche Wohnen	4,160	254,911
†Deutz	7,084	61,234
DIC Asset	2,395	42,335
Draegerwerk & Co.	351	27,289
Duerr	1,262	54,133
E.ON	57,318	699,606
Eckert & Ziegler	840	108,122
†EDAG Engineering Group	532	7,302
†ElringKlinger	2,669	35,642
Energiekontor	647	45,117
Evonik Industries	7,790	244,273
†Evotec	3,694	175,158
Fielmann	1,757	116,854
First Sensor	589	29,610
†flatexDEGIRO	2,364	50,030
†Francotyp-Postalia Holding Class A	282	990
†Fraport Frankfurt Airport Services Worldwide	2,599	179,941
Freenet	11,403	298,358
Fresenius & Co.	16,582	793,700
Fresenius Medical Care & Co.	9,023	632,912
Fuchs Petrolub	4,964	218,809
GEA Group	6,628	302,697
Gerresheimer	2,539	248,433
†Gesco	598	17,317
GFT Technologies	1,564	51,723
Grand City Properties	3,781	94,152
†H&R & Co.	1,285	13,962
Hamburger Hafen und Logistik	2,777	62,405
Hannover Rueck	822	143,144
Hapag-Lloyd	593	129,756
HeidelbergCement	4,652	347,055

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Heidelberger Druckmaschinen	22,239	$ 50,954
†Hella GmbH & Co.	2,846	198,189
†HelloFresh	2,468	227,468
Henkel & Co.	884	76,046
HOCHTIEF	920	73,348
Hornbach Baumarkt	980	44,272
Hornbach Holding & Co.	973	126,159
HUGO BOSS	4,331	259,428
†Hypoport	189	126,795
Indus Holding	1,375	52,879
Infineon Technologies	6,451	263,834
Instone Real Estate Group	1,651	47,142
Jenoptik	2,163	72,893
JOST Werke	269	15,237
†K+S	12,746	204,445
KION Group	6,594	613,094
†Kloeckner & Co.	5,996	74,624
Knorr-Bremse	843	90,194
†Koenig & Bauer	782	23,959
Krones	579	56,502
KWS Saat	473	37,860
LANXESS	6,153	415,847
LEG Immobilien	1,920	271,207
Leifheit	726	29,308
†Leoni	1,918	30,238
LPKF Laser & Electronics	1,161	26,367
†Manz	413	23,252
†Medigene	1,735	7,657
Merck	1,518	328,555
METRO	19,411	251,845
MLP	2,861	23,729
MTU Aero Engines	1,130	254,049
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,401	382,290
†Nagarro SE	430	75,461
Nemetschek	2,793	291,728
New Work	145	35,608
Nexus	689	57,064
†Nordex	3,900	65,473
Norma Group	2,359	99,280
OHB	563	24,945
†PATRIZIA	1,823	48,252
Pfeiffer Vacuum Technology	280	59,808
PNE	4,798	41,536
ProSiebenSat.1 Media	17,596	321,484
PSI Software	901	39,242
Puma	1,149	127,729
†PVA TePla	1,053	45,759
†QIAGEN	825	42,803
†QSC	11,002	25,551
Rational	155	145,603
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Rheinmetall	3,893	$ 380,262
RWE	17,374	612,753
S&T	2,163	56,211
†SAF-Holland	3,803	51,233
†Salzgitter	2,683	89,879
SAP	6,064	820,029
†Schaltbau Holding AG	332	20,613
Scout24	2,339	162,454
Secunet Security Networks	79	39,319
Siemens	4,561	745,956
Siemens Healthineers	329	21,337
Siltronic	1,210	190,898
Sirius Real Estate	24,941	43,956
†Sixt	833	126,909
Software	2,411	112,058
†Softwareone Holding	416	9,096
Stabilus	1,248	87,532
STRATEC Biomedical	297	42,109
Stroeer & Co.	2,308	190,075
Suedzucker	5,713	91,578
†SUESS MicroTec	815	20,979
Surteco Group	396	17,018
Symrise	2,556	335,018
TAG Immobilien	5,727	167,448
Takkt	2,185	34,536
†Talanx	2,399	102,054
Technotrans	604	19,380
Telefonica Deutschland Holding	84,277	239,956
†thyssenkrupp	28,416	298,905
Traffic Systems	421	21,945
United Internet	8,958	346,526
Varta	393	52,668
VERBIO Vereinigte BioEnergie	2,083	137,291
†Vitesco Technologies Group	867	51,219
Volkswagen	1,082	333,692
Vonovia	4,929	296,323
Vossloh	415	22,107
Wacker Chemie	1,267	235,682
Wacker Neuson	2,960	85,341
Washtec	765	48,074
†Westwing Group	241	9,050
Wuestenrot & Wuerttembergische	1,974	41,844
†Zalando	2,358	215,053
Zeal Network	255	12,074
†zooplus	256	144,414
		34,056,754
Greenland–0.14%
Ferguson	5,075	704,521
		704,521

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–2.36%
AIA Group	181,200	$ 2,084,597
ASM Pacific Technology	7,100	77,506
Bank of East Asia	53,726	86,683
BOC Aviation	16,200	135,173
BOC Hong Kong Holdings	44,000	132,590
BOCOM International Holdings	59,000	13,652
Cafe de Coral Holdings	48,000	87,855
†Cathay Pacific Airways	100,909	84,299
†Century City International Holdings	124,000	7,088
†China Energy Development Holdings	840,000	11,654
China Motor Bus	1,600	21,961
=Chong Hing Bank	21,000	56,083
Chow Sang Sang Holdings International	30,000	44,756
†Chow Tai Fook Jewellery Group	32,000	60,857
Chuang's Consortium International	88,000	9,758
CITIC Telecom International Holdings	159,000	54,078
CK Asset Holdings	22,780	131,435
CK Hutchison Holdings	49,180	328,086
CK Infrastructure Holdings	13,000	72,509
CK Life Sciences International Holdings	84,000	7,869
CLP Holdings	23,500	226,268
Convenience Retail Asia	48,000	4,821
Crystal International Group	20,000	7,251
CSI Properties	300,000	8,650
Dah Sing Banking Group	44,000	40,300
Dah Sing Financial Holdings	13,200	39,518
Eagle Nice International Holdings	4,000	2,456
EC Healthcare	28,000	37,565
Emperor International Holdings	106,000	13,753
†Esprit Holdings	212,000	18,820
Fairwood Holdings	6,000	12,853
Far East Consortium International	120,268	40,786
†FIH Mobile	201,000	29,984
First Pacific	172,000	61,865
†First Shanghai Investments	16,000	544
Fountain SET Holdings	66,000	11,446
†Galaxy Entertainment Group	6,000	30,786
Giordano International	126,000	24,468
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Goodbaby International Holdings	98,000	$ 14,728
Great Eagle Holdings	14,276	39,128
Guotai Junan International Holdings	144,000	22,811
Haitong International Securities Group	204,864	53,987
Hang Lung Group	52,000	121,214
Hang Lung Properties	85,000	193,719
Hang Seng Bank	8,600	147,308
Hanison Construction Holdings	16,639	2,800
Henderson Land Development	30,412	116,126
HK Electric Investments	40,500	40,216
HKBN	45,500	53,701
HKR International	50,160	19,846
HKT Trust	195,000	266,626
Hong Kong & China Gas	71,362	107,820
Hong Kong Exchanges & Clearing	14,043	862,949
Hong Kong Technology Venture	17,000	23,929
†Hongkong & Shanghai Hotels	43,044	40,182
Hongkong Land Holdings	23,300	111,297
Hysan Development	21,000	68,385
†I-CABLE Communications	16,026	140
IGG	87,000	81,238
†IRC	298,000	9,374
†ITC Properties Group	32,819	4,258
Johnson Electric Holdings	30,051	64,001
K Wah International Holdings	78,000	31,485
Karrie International Holdings	52,000	9,826
Kerry Logistics Network	62,000	132,359
Kerry Properties	37,500	98,642
†Kingston Financial Group	186,000	9,503
Kowloon Development	35,000	38,812
†Lai Sun Development	45,450	26,713
†Lai Sun Garment International	21,457	14,223
†Landing International Development	96,000	2,960
†Lifestyle International Holdings	28,500	15,469
Liu Chong Hing Investment	10,000	9,835
L'Occitane International	27,750	92,542
Luk Fook Holdings International	30,000	76,845
Man Wah Holdings	160,800	235,117

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Mandarin Oriental International	6,200	$ 12,886
†Meilleure Health International Industry Group	240,000	13,876
†Melco International Development	44,000	51,832
†Melco Resorts & Entertainment ADR	600	6,144
†Midland Holdings	68,000	10,443
Miramar Hotel & Investment	13,000	21,776
Modern Dental Group	35,000	35,687
MTR	15,438	83,086
†NagaCorp	106,000	90,435
Nameson Holdings	38,000	2,418
New World Development	57,769	234,961
†NewOcean Energy Holdings	62,000	2,628
Nissin Foods	14,000	10,842
Orient Overseas International	3,500	60,532
Pacific Basin Shipping	340,000	157,365
†Pacific Century Premium Developments	37,368	2,873
Pacific Textiles Holdings	82,000	41,303
PC Partner Group	28,000	26,745
PCCW	313,444	160,847
Perfect Medical Health Management	15,000	11,391
†Pico Far East Holdings	58,000	8,997
Power Assets Holdings	23,000	134,828
PRADA	29,100	158,915
Public Financial Holdings	24,000	7,619
†Regal Hotels International Holdings	18,000	7,229
Regina Miracle International Holdings	29,000	10,162
†Sa International Holdings	124,445	27,713
†Samsonite International	55,500	119,186
†Shangri-La Asia	84,000	66,731
Shenwan Hongyuan	20,000	2,672
Singamas Container Holdings	72,000	8,402
Sino Land	149,764	201,478
SITC International Holdings	125,000	444,798
†SJM Holdings	90,000	61,171
SmarTone Telecommunications Holdings	33,500	18,939
Soundwill Holdings	5,000	5,003
Stella International Holdings	36,000	45,827
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Sun Hung Kai Properties	15,000	$ 187,295
SUNeVision Holdings	49,000	46,074
Swire Pacific Class A	23,000	136,092
Swire Pacific Class B	45,000	44,161
Swire Properties	13,400	33,600
Tao Heung Holdings	2,000	235
Techtronic Industries	33,500	662,012
†Television Broadcasts	36,000	28,441
Texhong Textile Group	9,500	13,681
Texwinca Holdings	36,000	7,339
†Theme International Holdings	220,000	25,717
TK Group Holdings	26,000	9,739
Tradelink Electronic Commerce	74,000	10,742
Transport International Holdings	14,232	24,835
United Laboratories International Holdings	72,000	47,910
=Untrade Gold Finance Holding	80,000	0
=Untrade.Brightoil	123,000	4,445
=Untrade.Burwill	208,000	355
=Untrade.Pac Andes International holdings	338,000	1,190
Value Partners Group	59,000	29,666
Vitasoy International Holdings	38,000	96,304
VPower Group International Holdings	11,000	2,360
VSTECS Holdings	32,000	28,649
VTech Holdings	12,100	87,989
WH Group	531,341	378,340
Wharf Real Estate Investment	25,000	128,447
Wing Tai Properties	16,000	8,632
Xinyi Glass Holdings	136,000	405,695
YTO Express Holdings	28,000	10,880
†Yue Yuen Industrial Holdings	52,000	105,363
†Zhaobangji Properties Holdings	112,000	6,474
		12,321,139
Ireland–1.05%
†AIB Group	39,465	107,422
†Bank of Ireland Group	60,618	359,513
†C&C Group	14,753	46,793
†Cairn Homes	36,288	47,919
†COSMO Pharmaceuticals	116	10,020
CRH ADR	40,003	1,869,740
†FBD Holdings	271	2,417
†Flutter Entertainment	4,039	795,614
Glanbia	3,696	61,133

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
†Glenveagh Properties	30,078	$ 38,534
†Hostelworld Group	9,886	10,976
†Irish Continental Group	13,703	68,491
James Hardie Industries	10,780	382,379
Kerry Group Class A	1,318	177,098
Kingspan Group	7,952	793,206
†Permanent TSB Group Holdings	929	1,571
Smurfit Kappa Group	13,172	693,485
		5,466,311
Isle Of Man–0.07%
†GVC Holdings	12,640	361,019
		361,019
Israel–0.97%
Afcon Holdings	294	17,992
†Africa Israel Properties	1,061	55,103
†Airport City	3,084	55,577
†Alrov Properties and Lodgings	323	15,519
Amot Investments	3,705	26,181
Arad	603	8,856
Ashtrom Group	4,402	101,313
AudioCodes	1,427	46,435
†Azorim-Investment Development & Construction	3,495	14,920
Azrieli Group	254	22,865
Bank Hapoalim	17,035	149,629
Bank Leumi Le-Israel	39,866	337,786
Bayside Land	4,200	42,742
†Bezeq The Israeli Telecommunication	60,878	71,644
Big Shopping Centers	238	35,188
Blue Square Real Estate	300	22,370
†Brack Capital Properties	158	17,031
†Camtek	1,050	43,572
†Cellcom Israel	6,426	22,331
†Clal Insurance Enterprises Holdings	2,959	63,033
Danel Adir Yeoshua	234	45,610
Delek Automotive Systems	3,464	43,878
†Delek Group	503	35,579
Delta Galil Industries	618	30,763
Dor Alon Energy	819	22,767
Duniec Brothers	208	9,820
Elbit Systems	270	39,096
Elbit Systems	380	55,039
Electra	116	72,852
Electra Consumer Products 1970	515	25,052
Electra Real Estate	1,339	19,944
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Energix-Renewable Energies	6,392	$ 26,960
†Enlight Renewable Energy	9,695	20,971
†Equital	1,783	50,218
First International Bank of Israel	3,895	142,357
FMS Enterprises Migun	399	12,549
Formula Systems 1985	762	74,335
Fox Wizel	1,055	132,483
Gilat Satellite Networks	1,455	12,897
Hadera Paper	295	21,512
Hamat Group	832	5,098
Harel Insurance Investments & Financial Services	9,588	98,886
Hilan	1,352	75,989
ICL Group	27,312	199,033
IDI Insurance	511	17,863
Industrial Buildings	25,661	90,085
Inrom Construction Industries	5,704	28,261
Isracard	8,292	34,505
†Israel Discount Bank Class A	43,546	229,872
Israel Land Development - Urban Renewal	991	12,236
Isras Investment	128	28,874
†Kamada	634	3,356
Kerur Holdings	403	11,741
M Yochananof & Sons	143	10,322
Malam - Team	2,070	67,293
Matrix IT	2,451	65,260
Maytronics	4,037	95,068
Mediterranean Towers	4,876	15,043
Mega Or Holdings	1,052	39,037
†Mehadrin	38	1,710
Meitav Dash Investments	2,844	13,958
Menora Mivtachim Holdings	2,003	41,309
†Migdal Insurance & Financial Holdings	29,788	43,606
Mizrahi Tefahot Bank	6,227	209,725
†Naphtha Israel Petroleum	2,641	12,755
†Neto Malinda Trading	521	14,019
Neto ME Holdings	91	4,277
†Nice	122	34,546
†Nice Sponsored ADR	499	141,736
†Nova	1,159	115,812
†Oil Refineries	183,266	41,311
One Software Technologies	1,800	28,979
†OPC Energy	3,138	28,614
Palram Industries 1990	1,245	19,213
†Partner Communications	7,166	33,216
†Paz Oil	681	73,951

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Phoenix Holdings	9,536	$ 108,656
Plasson Industries	216	15,215
Plus500	6,766	126,720
Rami Levy Chain Stores Hashikma Marketing 2006	414	29,718
Scope Metals Group	396	17,565
Shapir Engineering and Industry	5,897	47,316
†Shikun & Binui	15,734	92,366
Shufersal	9,132	74,020
Strauss Group	2,412	70,477
Tadiran Holdings	507	61,434
†Tera Light	2,003	6,219
†Teva Pharmaceutical Industries ADR	12,716	123,854
Tiv Taam Holdings 1	2,570	7,249
†Tower Semiconductor	5,841	174,646
YH Dimri Construction & Development	672	47,942
		5,054,725
Italy–2.54%
A2A	103,471	212,026
ACEA	4,679	99,943
Amplifon	7,582	360,339
Anima Holding	20,240	96,443
†Aquafil	1,318	10,874
†Arnoldo Mondadori Editore	9,603	20,078
Ascopiave	2,898	11,638
Assicurazioni Generali	26,966	571,118
†Atlantia	4,257	80,337
†Autogrill	5,787	46,881
Azimut Holding	9,520	260,786
†Banca Carige	7	5
Banca Farmafactoring	10,088	97,781
†Banca Generali	3,118	136,274
Banca IFIS	2,288	44,078
Banca Mediolanum	9,367	100,865
†Banca Monte dei Paschi di Siena	3,450	4,302
Banca Popolare di Sondrio	28,545	121,272
Banco BPM	134,908	422,093
Banco di Desio e della Brianza	4,685	17,366
Be Shaping The Future	10,569	26,673
†Biesse	435	13,546
BPER Banca	60,793	135,331
Brembo	9,934	125,158
†Brunello Cucinelli	1,999	109,639
Buzzi Unicem	6,123	139,080
Carel Industries	1,549	42,255
Cementir Holding	2,477	23,997
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†CIR SpA-Compagnie Industriali	42,425	$ 23,784
CNH Industrial	47,991	806,683
Credito Emiliano	5,291	36,903
Danieli & C Officine Meccaniche	5,604	120,853
Davide Campari-Milano	2,665	37,436
De' Longhi	2,087	74,932
DiaSorin	1,484	310,766
Digital Bros	331	12,699
doValue	1,975	22,792
†Elica	3,193	12,578
Enel	138,122	1,060,116
Eni	57,032	760,533
ERG	2,382	70,713
Esprinet	1,533	20,018
Ferrari	2,390	498,793
†Fincantieri	11,573	9,503
†FinecoBank Banca Fineco	17,601	317,907
†Geox	789	965
Gruppo MutuiOnline	1,221	60,463
Hera	53,932	219,882
†Illimity Bank	2,590	40,759
†IMMSI	4,790	2,708
Infrastrutture Wireless Italiane	8,182	91,131
Interpump Group	748	48,208
Intesa Sanpaolo	201,890	571,547
Iren	32,369	95,937
Italgas	18,912	120,928
†Juventus Football Club	33,533	28,005
La Doria	2,117	41,246
†Leonardo	15,791	129,141
LU-VE S.p.A.	721	18,008
Maire Tecnimont	9,843	38,148
†Mediobanca Banca di Credito Finanziario	27,877	335,389
Moncler	7,023	428,337
†OVS	25,902	68,427
Piaggio & C	13,390	46,314
Pirelli & C	18,493	108,189
Poste Italiane	23,709	325,569
†Prima Industrie	237	4,979
Prysmian	8,798	307,301
RAI Way	7,667	46,359
Recordati Industria Chimica e Farmaceutica	1,750	101,429
Reno de Medici	19,356	32,224
Reply	1,161	213,113
Rizzoli Corriere Della Sera Mediagroup	17,359	13,633
Sabaf	510	12,347
†Safilo Group	2,772	4,615
†Saipem	25,640	62,918

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Saras	40,141	$ 38,969
†Servizi Italia	1,444	3,563
Sesa	667	120,026
Snam	23,121	127,903
†Societa Cattolica di Assicurazioni SC	11,414	93,061
SOL	1,200	26,311
Technogym	3,868	43,206
Telecom Italia	477,061	186,536
Telecom Italia RSP	403,614	162,873
Terna Rete Elettrica Nazionale	34,565	245,301
Tinexta	1,206	50,300
†Tod's	380	20,128
UniCredit	47,699	631,233
Unieuro	1,596	34,842
Unipol Gruppo	28,979	168,419
UnipolSai Assicurazioni	40,163	112,605
Webuild	8,251	20,928
Zignago Vetro	1,349	26,612
		13,258,222
Japan–23.40%
77 Bank	4,800	54,647
A&D	2,600	24,422
ABC-Mart	500	28,086
Achilles	800	9,646
Adastria	1,600	29,404
ADEKA	6,100	137,071
Ad-sol Nissin	1,300	26,862
Advan Group	1,400	12,223
Advantest	3,800	338,616
Aeon	12,600	331,253
Aeon Delight	1,500	47,661
Aeon Fantasy	1,000	19,338
Aeon Hokkaido	2,300	25,547
Aeon Mall	3,000	46,159
Aeria	1,700	6,773
AGC	10,400	535,935
Agro-Kanesho	800	10,338
Ahresty	1,900	7,801
Ai Holdings	2,000	42,280
Aica Kogyo	1,900	64,997
Aichi Bank	600	19,425
Aichi Steel	1,200	28,543
Aichi Tokei Denki	500	21,379
Aida Engineering	3,200	30,065
Ain Holdings	1,500	93,457
Air Water	12,600	201,408
Airport Facilities	2,700	14,587
Aisan Industry	2,000	14,969
Aisin Seiki	7,800	282,647
Ajinomoto	9,800	289,588
Ajis	700	20,266
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Akatsuki	4,400	$ 24,714
†Akebono Brake Industry	7,100	13,897
Akita Bank	1,500	19,549
Albis	600	12,788
Alconix	1,500	21,670
Alfresa Holdings	9,300	138,927
Alinco	2,100	19,174
Alpen	2,200	61,153
Alps Alpine	13,924	150,871
Altech	1,980	36,442
Amada	16,500	170,199
Amano	3,800	97,158
Amiyaki Tei	300	7,869
†ANA Holdings	2,000	51,995
Anest Iwata	1,300	10,801
Anritsu	5,200	92,796
AOKI Holdings	3,000	19,462
Aomori Bank	1,800	34,525
†Aoyama Trading	3,400	25,714
Aoyama Zaisan Networks	1,300	12,015
Aozora Bank	5,700	139,385
Arakawa Chemical Industries	1,000	10,963
Arata	1,100	43,358
Arcland Service Holdings	1,400	29,943
Arcs	3,000	60,932
Arealink	700	9,160
Argo Graphics	800	23,730
ARTERIA Networks	1,900	27,961
As One	200	29,165
Asahi	1,900	22,696
Asahi Group Holdings	9,200	443,949
Asahi Holdings	6,600	119,481
Asahi Intecc	5,600	153,376
Asahi Kasei	49,500	530,445
Asahi Kogyosha	500	15,371
Asahi Net	1,400	9,616
ASAHI YUKIZAI	1,500	19,776
Asanuma	500	20,535
Asia Pile Holdings	1,700	7,307
Asics	5,100	116,628
ASKA Pharmaceutical Holdings	2,200	21,010
ASKUL	2,000	29,326
Astellas Pharma	26,500	436,165
Aucnet	1,200	24,481
Autobacs Seven	5,300	70,398
Awa Bank	2,500	48,885
Axial Retailing	1,200	40,667
Azbil	1,600	68,889
Bandai Namco Holdings	3,500	263,122
Bando Chemical Industries	4,300	35,472
Bank of Iwate	1,400	21,477

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bank of Kochi	500	$ 3,717
Bank of Kyoto	2,800	128,777
Bank of Nagoya	700	16,565
=†Bank of Okinawa	1,580	39,622
Bank of Saga	1,500	19,706
Bank of the Ryukyus	3,500	24,575
Bank of Toyama	500	10,096
Baroque Japan	2,900	23,122
Base	300	12,736
BayCurrent Consulting	1,000	500,719
Belc	900	47,159
Bell System24 Holdings	3,000	44,633
Belluna	3,800	28,895
Benefit One	3,600	169,716
Benesse Holdings	4,000	90,452
BeNEXT Group	3,175	37,088
†Bengo4.com	200	11,443
Bic Camera	5,500	52,427
BML	1,700	64,489
Bourbon	500	10,835
BP Castrol KK	1,800	22,618
Br Holdings	2,000	8,312
Bridgestone	9,000	425,801
Broadband Tower	9,400	18,523
Broadleaf	3,800	19,501
Brother Industries	12,700	279,466
Bunka Shutter	4,300	43,347
C Uyemura & Co.	600	24,283
Calbee	4,500	109,513
Can Do	500	8,545
Canon	6,800	166,383
Canon Electronics	1,900	28,447
Canon Marketing Japan	3,000	69,671
Capcom	5,200	144,488
Careerlink	700	11,245
Carlit Holdings	2,400	19,046
Casa	2,700	23,785
Casio Computer	5,000	82,781
Cawachi	1,200	24,301
†CellSource	200	33,958
Central Glass	2,700	50,172
Central Japan Railway	1,100	175,586
Central Security Patrols	900	23,327
Central Sports	600	13,909
Charm Care	3,000	47,985
Chiba Bank	23,800	154,229
Chiba Kogyo Bank	4,900	12,262
Chilled & Frozen Logistics Holdings	1,400	21,086
†Chiyoda	6,400	29,832
=†Chodai	1,100	22,120
Chori	700	11,916
Chubu Electric Power	8,700	102,823
Chubu Shiryo	1,700	17,374
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Chuetsu Pulp & Paper	800	$ 8,701
Chugai Pharmaceutical	5,900	215,904
Chugai Ro	300	4,770
Chugoku Bank	10,900	83,887
Chugoku Electric Power	6,600	60,204
Chugoku Marine Paints	4,600	34,440
Chukyo Bank	700	8,717
CI Takiron	4,000	22,671
Citizen Watch	20,800	95,300
CKD	1,300	27,649
CK-San-Etsu	100	2,853
Cleanup	2,500	12,996
CMIC Holdings	800	10,696
†CMK	2,400	9,247
Coca-Cola Bottlers Japan Holdings	7,175	103,220
=cocokara fine	600	46,282
Computer Engineering & Consulting	1,800	21,164
COMSYS Holdings	5,700	150,360
Comture	1,000	27,740
Concordia Financial Group	57,369	225,834
CONEXIO	1,700	23,641
Cosel	1,000	8,526
Cosmo Energy Holdings	4,600	104,142
Cosmos Pharmaceutical	600	101,899
CRE	500	10,764
†Create Restaurants Holdings	4,200	37,314
Create SD Holdings	1,300	43,690
Creek & River	1,100	18,059
Cresco	900	16,289
CTI Engineering	400	9,402
CTS	2,700	19,421
Curves Holdings	3,600	29,896
CyberAgent	10,400	200,642
Cybozu	2,000	43,444
Dai Nippon Printing	6,400	154,193
Dai Nippon Toryo	2,000	15,550
Daibiru	2,100	30,868
Daicel	13,400	104,335
Dai-Dan	1,400	33,109
Daido Metal	3,800	20,878
Daido Steel	1,900	80,584
Daifuku	2,300	215,707
Daihatsu Diesel Manufacturing	2,100	12,043
Daihen	800	35,238
Daiho	1,000	34,117
Dai-Ichi Cutter Kogyo	2,400	27,191
Daiichi Jitsugyo	600	26,734
Daiichi Kigenso Kagaku-Kogyo	1,000	13,930
Dai-ichi Life Holdings	11,500	251,517

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiichi Sankyo	2,700	$ 71,769
Daiichikosho	2,200	81,460
Daiken	800	16,760
Daiken Medical	2,500	13,736
Daiki Aluminium Industry	3,000	44,620
Daikin Industries	4,300	937,565
Daikoku Denki	900	10,226
Daikokutenbussan	800	47,038
Daikyonishikawa	4,000	23,272
Dainichi	1,600	11,191
Dainichiseika Color & Chemicals Manufacturing	600	14,731
Daio Paper	5,600	104,856
Daiseki	1,200	52,408
Daishi Hokuetsu Financial Group	3,050	69,209
Daito Pharmaceutical	900	26,987
Daito Trust Construction	1,900	222,885
Daitron	800	16,306
Daiwa House Industry	18,600	620,031
Daiwa Securities Group	37,700	219,743
Daiwabo Holdings	7,000	112,078
Daiyu Lic Holdings	1,600	20,337
DCM Holdings	9,200	89,122
Denka	5,500	192,080
Denso	3,400	222,011
Dentsu	5,400	207,764
Denyo	1,100	21,077
†Descente	600	21,037
Dexerials	3,900	76,505
DIC	6,100	172,057
Digital Arts	500	40,297
Digital Garage	700	31,935
Digital Hearts Holdings	1,000	17,866
Digital Holdings	1,200	19,857
Dip	4,500	171,704
Disco	200	56,018
DKS	600	17,299
DMG Mori	9,200	171,718
Doutor Nichires Holdings	1,900	30,020
Dowa Holdings	3,400	133,549
DTS	2,200	50,562
Duskin	2,700	62,707
Eagle Industry	2,500	27,634
Earth	600	36,627
East Japan Railway	2,500	176,683
Ebara	5,600	275,425
Ebara Jitsugyo	1,200	28,482
Ebase	1,200	9,106
Eco's	1,500	26,330
EDION	6,600	62,211
EF-ON	960	7,300
eGuarantee	2,400	53,343
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
E-Guardian	700	$ 18,892
Ehime Bank	2,500	17,615
Eidai	3,200	8,560
Eiken Chemical	1,600	30,031
Eisai	3,300	247,195
Eizo	1,100	42,020
Elan	1,800	20,894
Elecom	2,600	41,777
Electric Power Development	4,200	60,216
Elematec	1,500	15,305
Endo Lighting	1,600	14,580
ENEOS Holdings	161,850	657,492
Enigmo	2,400	26,735
en-japan	2,000	72,248
eRex	2,300	51,084
ES-Con Japan	1,800	13,038
ESPEC	900	18,976
Exedy	2,000	30,515
Ezaki Glico	2,200	83,454
FALCO HOLDINGS	900	15,214
Fancl	1,900	62,707
Fanuc	300	65,779
Fast Retailing	700	516,261
FCC	2,600	36,628
†FDK	1,200	11,881
Feed One	1,840	12,385
Ferrotec Holdings	2,600	73,488
FIDEA Holdings	1,800	20,475
FINDEX	1,400	12,515
First Bank of Toyama	3,100	8,203
First Brothers	1,700	16,360
First Juken	1,000	11,900
Fixstars	1,500	10,600
FJ Next	1,500	14,008
Foster Electric	2,200	18,152
FP	2,000	74,321
France Bed Holdings	1,400	11,581
†Freee	300	21,830
F-Tech	1,100	6,085
Fudo Tetra	1,890	30,406
Fuji	3,100	20,235
Fuji Aichi	3,500	88,875
Fuji Ehime	1,400	27,352
Fuji Electric	3,600	163,821
Fuji Kyuko	300	12,868
Fuji Miyagi	1,400	15,526
Fuji Oil	6,500	15,628
Fuji Oil Holdings	3,300	77,393
Fuji Pharma	700	7,337
Fuji Seal International	2,700	58,262
Fuji Soft	1,000	52,356
Fujibo Holdings	1,300	49,101
Fujicco	1,300	22,558

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings	2,900	$ 250,414
†Fujikura	24,000	140,779
Fujikura Kasei	1,700	8,302
Fujimi	400	23,041
Fujimori Kogyo	900	39,012
Fujisash	13,300	9,172
Fujitec	2,100	48,928
Fujitsu	3,200	578,274
Fujitsu General	1,700	42,501
Fujiya	600	13,085
FuKoKu	1,800	17,130
Fukuda	400	17,989
Fukuda Denshi	200	17,478
Fukui Bank	1,800	25,284
Fukui Computer Holdings	500	19,352
Fukuoka Financial Group	8,700	155,657
†Fukushima Bank	1,600	3,677
Fukushima Galilei	700	30,972
Fukuyama Transporting	2,000	87,314
FULLCAST Holdings	1,000	20,297
Funai Soken Holdings	2,300	62,237
Furukawa	3,300	35,971
Furukawa Battery	2,300	31,126
Furukawa Electric	5,600	122,630
Furuno Electric	2,500	28,228
=†Furusato Industries	500	10,697
Furuya Metal	600	46,427
Furyu	2,700	43,070
Fuso Chemical	1,200	54,360
Fuso Pharmaceutical Industries	400	9,036
Futaba Industrial	7,100	30,185
Future	2,000	49,745
G-7 Holdings	3,200	58,596
Gakken Holdings	1,000	10,908
Gakkyusha	900	11,273
Gecoss	900	7,095
Genky DrugStores	1,300	57,426
Geo Holdings	3,500	39,464
†Geostr	1,400	4,434
Giken	100	4,433
GLOBERIDE	1,400	49,140
Glory	4,300	95,883
GMO Cloud	800	31,683
GMO Financial Holdings	2,700	20,512
GMO internet	4,400	111,991
GMO Payment Gateway	800	101,009
Godo Steel	1,200	16,050
Goldwin	800	52,176
Good Com Asset	900	11,606
Grace Technology	1,300	11,652
GS Yuasa	5,000	113,052
G-Tekt	1,700	22,128
Gumi	1,200	8,689
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Gunma Bank	28,900	$ 93,074
Gunze	1,100	42,829
H2O Retailing	7,100	61,370
HABA Laboratories	400	11,476
Hachijuni Bank	28,400	101,162
Hagihara Industries	1,300	19,492
Hagiwara Electric Holdings	400	7,897
Hakudo	1,100	30,693
Hakuhodo DY Holdings	8,800	151,439
Hakuto	1,300	21,125
Halows	800	20,335
Hamakyorex	1,800	54,029
Hamamatsu Photonics	1,000	61,859
Hankyu Hanshin Holdings	6,100	191,988
Hanwa	3,300	101,993
Happinet	800	10,773
Hard Off	2,100	14,807
Harima Chemicals Group	1,400	11,372
Haseko	20,600	275,045
Hazama Ando	15,000	107,553
Heiwa	3,300	61,777
Heiwa Real Estate	1,500	52,037
Heiwado	3,300	64,102
Hikari Tsushin	500	84,509
Hino Motors	7,800	72,430
Hioki EE	400	34,261
Hirakawa Hewtech	600	6,431
Hirata	400	24,471
Hirogin Holdings	17,900	102,017
Hiroshima Gas	2,000	6,940
Hisamitsu Pharmaceutical	1,600	60,516
Hitachi	23,800	1,408,025
Hitachi Construction Machinery	2,800	78,665
†Hitachi Metals	2,500	48,278
Hitachi Transport System	3,500	155,479
Hitachi Zosen	13,400	102,442
Hochiki	1,300	14,015
Hodogaya Chemical	400	18,585
Hogy Medical	1,600	45,683
Hokkaido Coca-Cola Bottling	200	7,448
Hokkaido Electric Power	9,500	45,233
Hokkaido Gas	800	11,083
Hokkan Holdings	800	10,315
Hokko Chemical Industry	2,100	21,374
=†Hokkoku Bank	1,900	37,114
Hokuetsu	9,600	58,791
Hokuetsu Industries	2,000	17,874
Hokuhoku Financial Group	9,900	75,689
Hokuriku Electric Power	7,900	42,589
Hokuto	1,200	21,141
Honda Motor	23,400	719,405

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Honda Motor ADR	688	$ 21,101
Honda Tsushin Kogyo	3,000	12,477
H-One	800	5,227
Honeys Holdings	2,300	22,714
Honma Golf	17,500	7,239
Hoosiers Holdings	1,000	6,045
Horiba	1,900	132,555
Hoshizaki	500	45,477
Hosokawa Micron	1,200	37,413
House Foods Group	2,400	72,916
Howa Machinery	1,300	9,703
Hoya	3,600	561,667
Hulic	13,500	150,343
Hyakugo Bank	12,500	36,342
Hyakujushi Bank	2,400	33,496
Ibiden	1,400	77,007
IBJ	1,500	15,212
Ichibanya	300	12,252
Ichigo	17,500	57,572
Ichiken	800	13,944
Ichikoh Industries	2,000	10,719
Ichinen Holdings	2,500	29,310
Ichiyoshi Securities	4,600	28,281
Idec	2,000	39,413
Idemitsu Kosan	10,796	284,007
IDOM	9,500	85,605
Ihara Science	1,200	22,432
†IHI	10,000	252,797
Iida Group Holdings	3,500	90,026
Iino Kaiun Kaisha	10,000	46,519
IJT Technology Holdings	2,700	14,605
†IMAGICA GROUP	1,900	8,828
Imasen Electric Industrial	1,900	11,871
Imura Envelope	1,100	9,593
Imuraya Group	800	16,622
Inaba Denki Sangyo	2,500	60,857
Inaba Seisakusho	900	11,100
Inabata & Co.	2,800	43,331
Ines	1,100	15,045
I-Net	1,100	13,436
Infocom	1,700	36,250
Infomart	11,600	104,720
Information Services International-Dentsu	1,800	67,961
Innotech	4,500	55,433
Inpex	37,000	288,094
Intage Holdings	2,000	29,298
Inter Action	900	21,478
Internet Initiative Japan	5,600	193,464
I-PEX	900	16,395
IR Japan Holdings	800	88,111
Iriso Electronics	1,100	44,715
†Iseki & Co.	2,300	34,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Isetan Mitsukoshi Holdings	16,000	$ 120,252
Ishihara Sangyo Kaisha	1,600	18,126
Isuzu Motors	18,500	240,689
Ito En	900	59,701
ITOCHU	23,500	684,460
Itochu Enex	6,000	53,930
Itochu Techno-Solutions	2,100	68,197
Itochu-Shokuhin	300	14,234
Itoham Yonekyu Holdings	12,400	81,009
Itoki	4,300	14,930
IwaiCosmo Holdings	2,000	24,773
Iwaki	2,000	17,060
Iwaki & Co.	2,300	13,317
Iwasaki Electric	900	16,385
Iwatani	3,000	175,357
Iyo Bank	16,900	86,748
Izumi	2,700	89,829
J Front Retailing	18,400	177,359
†J Trust	7,800	34,674
JAC Recruitment	1,300	25,478
†Jalux	300	4,877
†Jamco	400	3,964
Janome Sewing Machine	1,000	6,542
†Japan Airlines	7,400	176,170
†Japan Airport Terminal	700	34,352
†Japan Asset Marketing	3,900	3,637
Japan Aviation Electronics Industry	4,000	58,158
†Japan Cash Machine	2,400	16,062
†Japan Display	40,900	13,467
Japan Elevator Service Holdings	2,000	45,992
Japan Exchange Group	11,300	280,240
Japan Investment Adviser	700	8,487
Japan Lifeline	2,500	30,700
Japan Material	4,100	47,530
Japan Medical Dynamic Marketing	1,400	28,088
Japan Post Holdings	17,200	144,578
Japan Post Insurance	5,200	94,318
Japan Property Management Center	1,500	16,131
Japan Pulp & Paper	800	27,969
Japan Steel Works	3,800	98,354
Japan Tobacco	31,700	621,138
Japan Transcity	3,000	16,718
Japan Wool Textile	4,700	42,652
JBCC Holdings	800	11,476
JCR Pharmaceuticals	1,700	42,529
JCU	2,100	83,458
JDC	1,900	10,289
Jeol	1,800	131,085
JFE Holdings	11,100	166,459

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JGC Holdings	16,900	$ 157,203
Jimoto Holdings	1,930	11,837
JINS	1,100	80,181
JK Holdings	1,500	11,533
JM Holdings	800	14,930
JMS	1,500	11,203
†Joban Kosan	800	10,876
J-Oil Mills	1,400	23,047
Joshin Denki	1,000	22,630
JP-Holdings	4,300	11,544
JSP	1,400	20,307
JSR	1,800	64,703
JTEKT	14,100	122,341
Juki	2,600	19,315
=†Juroku Bank	1,800	35,355
Justsystems	900	50,608
JVC Kenwood	16,000	29,977
Kadoya Sesame Mills	300	11,269
Kaga Electronics	1,700	45,827
Kagome	1,300	33,511
Kajima	25,900	331,898
Kakaku.com	2,700	87,191
Kaken Pharmaceutical	2,100	86,412
Kakiyasu Honten	700	17,005
Kameda Seika	900	35,800
Kamei	1,600	17,944
Kamigumi	5,400	113,171
Kanaden	1,100	9,942
Kanagawa Chuo Kotsu	400	12,373
Kanamic Network	1,800	9,872
Kanamoto	2,500	58,491
Kandenko	9,600	79,369
Kaneka	3,800	158,719
Kaneko Seeds	900	12,511
Kanematsu	6,800	84,101
Kanematsu Electronics	800	27,857
Kansai Electric Power	9,800	94,964
Kansai Paint	1,200	29,768
Kanto Denka Kogyo	4,200	40,000
Kao	6,400	380,887
†Kasai Kogyo	2,600	8,757
Katitas	2,200	77,546
Kato Sangyo	1,700	50,340
Kato Works	400	3,124
Kawada Technologies	200	6,935
Kawai Musical Instruments Manufacturing	500	16,208
†Kawasaki Heavy Industries	10,800	248,457
†Kawasaki Kisen Kaisha	2,100	113,360
KDDI	50,800	1,672,494
Keihan Holdings	3,000	86,178
Keihanshin Building	1,600	20,208
Keikyu	5,900	73,508
Keio	1,300	69,533
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keisei Electric Railway	1,800	$ 59,625
Keiyo	3,000	21,790
Keiyo Bank	9,000	36,120
Kenko Mayonnaise	500	7,311
Kewpie	5,100	123,620
Keyence	600	358,123
KFC	1,300	22,804
KFC Holdings Japan	1,400	37,112
KH Neochem	2,400	65,681
Kikkoman	1,700	138,333
†Kintetsu Department Store	800	19,391
†Kintetsu Group Holdings	2,300	77,347
Kintetsu World Express	2,900	73,446
Kirin Holdings	11,400	211,583
Ki-Star Real Estate	600	30,434
Kitagawa	600	8,827
Kita-Nippon Bank	400	5,717
Kitano Construction	300	5,920
Kitanotatsujin	3,800	15,882
Kito	2,000	32,200
Kitz	5,100	35,902
Kiyo Bank	4,100	58,019
†KLab	2,900	16,222
Koa	2,000	30,506
Koatsu Gas Kogyo	2,000	13,634
Kobayashi Pharmaceutical	300	23,785
Kobe Bussan	4,800	156,835
†Kobe Electric Railway	500	15,800
Kobe Steel	22,700	137,523
Kohnan Shoji	1,900	62,510
Kohsoku	800	10,748
Koito Manufacturing	2,700	162,360
Kojima	3,000	18,063
Komatsu	9,800	234,694
Komatsu Wall Industry	700	12,129
KOMEDA Holdings	3,200	63,479
Komehyo	1,100	18,675
Komeri	3,000	72,767
Konaka	2,400	7,831
Konami Holdings	3,700	231,913
Kondotec	2,100	18,696
Konica Minolta	21,600	115,898
Konishi	2,500	39,818
Konoike Transport	1,600	18,246
Konoshima Chemical	1,400	38,797
†Kosaido	2,100	26,349
Kose	100	11,960
Krosaki Harima	500	21,670
KRS	600	9,929
K's Holdings	12,000	123,987
KU Holdings	1,500	15,035
Kubota	8,600	183,031
Kumagai Gumi	2,800	72,455
Kumiai Chemical Industry	4,770	37,318

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kurabo Industries	800	$ 14,695
Kuraray	22,500	216,202
Kureha	1,100	74,211
Kurimoto	800	11,713
Kurita Water Industries	3,900	187,661
Kuriyama Holdings	1,400	12,774
Kusuri no Aoki Holdings	800	54,976
KYB	1,100	29,751
Kyodo Printing	400	9,361
Kyoei Steel	2,300	28,408
Kyokuto Boeki Kaisha	700	15,497
Kyokuto Kaihatsu Kogyo	2,300	33,597
Kyokuto Securities	3,600	26,098
Kyokuyo	500	13,492
KYORIN Holdings	3,000	47,725
†Kyoritsu Printing	3,400	5,246
Kyosan Electric Manufacturing	4,100	19,485
Kyowa Exeo	3,500	85,797
Kyudenko	2,400	79,219
Kyushu Electric Power	10,000	75,966
Kyushu Financial Group	26,500	94,900
Kyushu Railway	3,200	76,993
LAC	800	6,818
Lasertec	1,700	387,018
Lawson	3,300	162,104
LEC	1,800	17,446
Life	900	36,067
†LIFULL	5,900	19,529
Linical	1,000	7,088
Link And Motivation	1,400	14,143
Lintec	3,400	77,656
Lion	5,500	88,958
LITALICO	2,400	74,902
LIXIL Group	10,000	289,834
Look Holdings	1,700	20,651
†M&A Capital Partners	900	49,747
M3	8,000	570,146
Mabuchi Motor	2,300	79,765
Macnica Fuji Electronics Holdings	3,900	90,762
Macromill	3,300	24,493
=†Maeda	8,300	67,044
Maeda Kosen	900	26,677
=†Maeda Road Construction	3,000	55,251
Maezawa Industries	2,700	18,937
Makino Milling Machine	1,900	73,047
Makita	500	27,491
Mani	1,100	20,983
MarkLines	1,600	44,442
Marubeni	49,800	412,006
Marubun	2,400	16,535
Marudai Food	1,600	24,871
Maruha Nichiro	3,300	78,158
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Marui Group	9,900	$ 191,105
=†Maruka Machinery	900	24,838
Marusan Securities	3,900	22,220
Maruwa	600	61,111
Maruwa Unyu Kikan	1,600	23,011
Maruzen CHI Holdings	2,600	8,991
Maruzen Showa Unyu	800	25,618
Maruzen/Taito ward	900	17,342
Marvelous	2,500	15,779
Matching Service Japan	900	8,871
Matsuda Sangyo	800	20,757
Matsui Securities	3,200	23,246
Matsumotokiyoshi Holdings	3,600	161,586
Matsuoka	1,600	20,465
Matsuyafoods Holdings	200	6,615
Max	2,300	39,993
†Maxell Holdings	4,900	58,566
Maxvalu Tokai	500	11,647
†Mazda Motor	13,200	114,232
McDonald's Holdings	1,500	70,768
MCJ	5,000	53,877
Mebuki Financial Group	53,490	117,191
Medical Data Vision	1,200	16,577
Medical System Network	4,100	25,705
Medikit	500	13,366
Medipal Holdings	8,500	159,971
†MedPeer	500	16,968
Megachips	500	14,979
Megmilk Snow Brand	3,500	71,918
Meidensha	2,200	48,475
Meiji Electric Industries	1,100	13,194
MEIJI Holdings	5,100	329,727
Meiko Electronics	1,200	32,116
Meisei Industrial	2,700	17,923
Meitec	1,600	88,123
Meiwa	2,500	21,085
Melco Holdings	400	16,876
Members	800	24,947
Menicon	2,800	109,034
†Mercari	400	22,103
METAWATER	2,000	33,700
Michinoku Bank	2,000	15,886
Micronics Japan	1,500	19,241
Mie Kotsu Group Holdings	2,500	12,356
Mikuni	1,600	4,623
Milbon	1,300	79,656
Mimasu Semiconductor Industry	1,100	24,085
MINEBEA MITSUMI	14,232	362,458
Ministop	600	7,738
Miraca Holdings	4,000	108,654
Mirai Industry	1,100	16,150
Mirait Holdings	6,200	122,742

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Miroku Jyoho Service	900	$ 13,642
MISUMI Group	2,600	110,628
Mitani	2,400	42,232
Mitani Sekisan	400	25,821
Mito Securities	5,800	15,687
†Mitsuba	2,400	14,252
Mitsubishi	14,800	464,756
Mitsubishi Chemical Holdings	45,700	416,041
Mitsubishi Electric	18,500	257,105
Mitsubishi Estate	12,700	202,220
Mitsubishi Gas Chemical	8,100	159,729
Mitsubishi Heavy Industries	15,200	407,269
Mitsubishi Kakoki Kaisha	700	15,257
Mitsubishi Logisnext	3,300	33,841
Mitsubishi Logistics	3,000	89,027
Mitsubishi Materials	6,700	130,316
†Mitsubishi Motors	30,100	82,105
†Mitsubishi Paper Mills	2,100	6,982
Mitsubishi Research Institute	500	19,601
Mitsubishi Shokuhin	1,200	31,294
†Mitsubishi Steel Manufacturing	600	6,425
Mitsubishi UFJ Financial Group	141,500	836,453
Mitsui Chemicals	10,600	354,135
†Mitsui E&S Holdings	6,300	27,859
Mitsui Fudosan	10,000	237,549
Mitsui High-Tec	900	61,589
Mitsui Matsushima Holdings	1,700	22,858
Mitsui Mining & Smelting	5,200	144,347
Mitsui OSK Lines	2,600	174,479
Mitsui Sugar	1,200	21,670
Mitsui-Soko Holdings	1,600	36,084
Miura	500	19,987
Miyazaki Bank	900	16,823
Miyoshi Oil & Fat	1,500	18,247
Mizuho Financial Group	26,970	381,549
Mizuno	1,700	40,438
Mochida Pharmaceutical	600	18,275
Modec	900	14,277
Monex Group	14,000	72,627
Monogatari	1,400	98,130
MonotaRO	4,600	103,087
MORESCO	700	7,697
Morinaga & Co.	2,100	77,450
Morinaga Milk Industry	3,200	199,885
Moriroku Holdings	1,700	31,581
Morita Holdings	1,900	25,745
Morito	1,400	8,880
Mory Industries	200	4,244
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MrMax Holdings	2,600	$ 15,884
MS&AD Insurance Group Holdings	5,400	180,612
MTI	1,200	8,183
Murata Manufacturing	8,000	707,620
Musashi Seimitsu Industry	4,800	84,089
Musashino Bank	2,100	34,444
Nabtesco	5,700	215,516
NAC	2,400	20,882
Nachi-Fujikoshi	1,300	53,103
Nafco	1,600	26,634
Nagano Bank	700	7,038
Nagano Keiki	1,200	13,457
Nagase & Co.	8,000	134,597
Nagatanien Holdings	1,000	18,878
Nagawa	300	33,099
†Nagoya Railroad	4,900	90,241
Nakabayashi	2,100	11,084
Nakamuraya	500	17,400
Nakanishi	1,200	27,326
Nakayama Steel Works	3,400	12,987
Nankai Electric Railway	3,800	81,718
Nanto Bank	2,300	41,171
Natori	700	12,265
NEC	9,600	520,234
NEC Networks & System Integration	2,400	45,263
NET One Systems	3,200	105,011
Neturen	2,000	11,498
Nexon	3,200	51,362
Nextage	2,100	41,067
NGK Insulators	6,500	110,182
NGK Spark Plug	12,500	194,485
NH Foods	5,600	211,480
NHK Spring	13,900	98,923
Nichias	3,500	85,396
Nichiban	600	9,871
Nichicon	4,500	42,457
Nichiden	1,300	27,631
Nichiha	2,000	57,028
Nichi-iko Pharmaceutical	5,500	44,295
Nichirei	7,100	186,056
Nichirin	1,300	20,698
Nidec	1,900	209,456
Nifco	5,600	174,026
Nihon Chouzai	800	12,239
Nihon Denkei	800	12,522
Nihon Flush	2,200	22,520
Nihon House Holdings	2,600	9,722
Nihon Kohden	1,700	57,787
Nihon M&A Center	9,000	264,279
Nihon Nohyaku	2,400	11,832
Nihon Parkerizing	5,700	58,492
Nihon Plast	1,900	11,208

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon Tokushu Toryo	600	$ 5,594
Nihon Unisys	3,400	88,052
†Nihon Yamamura Glass	1,000	8,240
Nikkiso	6,300	54,254
Nikko	2,100	12,477
Nikkon Holdings	4,500	92,598
Nikon	15,300	169,881
Nintendo	1,500	716,824
Nippo	3,800	136,180
Nippon Air Conditioning Services	1,800	12,810
Nippon Carbide Industries	800	10,204
Nippon Carbon	1,000	37,382
Nippon Ceramic	1,400	38,249
Nippon Chemical Industrial	600	16,827
†Nippon Chemi-Con	2,100	40,238
Nippon Chemiphar	300	6,208
Nippon Coke & Engineering	18,200	23,058
Nippon Commercial Development	700	10,911
Nippon Concept	800	13,836
Nippon Concrete Industries	2,600	7,047
Nippon Denko	13,700	39,061
Nippon Densetsu Kogyo	2,800	47,428
Nippon Electric Glass	5,500	130,095
Nippon Express	4,700	323,690
Nippon Flour Mills	3,700	53,991
Nippon Gas	8,700	119,499
Nippon Kanzai	600	13,814
Nippon Kayaku	8,400	92,699
Nippon Kodoshi	800	22,598
Nippon Koei	800	25,704
Nippon Light Metal Holdings	4,270	74,344
Nippon Paint Holdings	3,500	38,116
Nippon Paper Industries	8,500	90,204
Nippon Parking Development	13,600	19,384
Nippon Pillar Packing	1,300	31,190
Nippon Piston Ring	800	10,431
Nippon Rietec	700	10,370
Nippon Road	600	45,334
Nippon Seisen	400	17,523
Nippon Sharyo	1,700	32,007
Nippon Shinyaku	300	24,937
Nippon Shokubai	1,800	92,575
Nippon Signal	3,400	30,358
Nippon Soda	1,700	54,634
Nippon Steel	15,210	273,567
Nippon Steel Trading	1,400	63,283
Nippon Suisan Kaisha	26,600	154,568
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Systemware	1,500	$ 32,813
Nippon Telegraph & Telephone	11,400	315,884
Nippon Thompson	6,000	29,844
Nippon Yakin Kogyo	1,540	36,232
Nippon Yusen	11,300	846,691
Nipro	11,100	115,169
Nishimatsu Construction	4,100	126,846
Nishi-Nippon Financial Holdings	9,600	61,429
Nishi-Nippon Railroad	2,300	58,212
Nishio Rent All	2,000	52,589
Nissan Chemical	2,900	169,610
†Nissan Motor	33,500	167,415
Nissei ASB Machine	400	13,631
Nissei Plastic Industrial	1,500	15,121
Nissha	2,100	33,385
Nisshin Oillio Group	2,700	73,592
Nisshin Seifun Group	6,600	109,367
Nisshinbo Holdings	11,768	88,692
Nissin	1,000	14,794
Nissin Electric	3,300	40,377
Nissin Foods Holdings	1,100	88,269
Nisso	2,200	14,120
Nitori Holdings	800	157,658
Nitto Boseki	1,000	33,433
Nitto Denko	4,800	341,695
Nitto Fuji Flour Milling	600	17,835
Nitto Kogyo	2,100	32,873
Nitto Seiko	3,100	18,457
Nittoc Construction	3,400	21,772
Noevir Holdings	1,200	57,231
NOF	2,500	140,742
Nohmi Bosai	2,100	38,667
Nojima	2,100	54,022
NOK	6,100	71,457
Nomura	2,200	19,790
Nomura Holdings	51,100	251,918
Nomura Real Estate Holdings	8,700	226,187
Nomura Research Institute	2,820	103,654
Noritake	700	31,201
Noritsu Koki	1,200	27,190
Noritz	2,000	32,634
North Pacific Bank	17,800	40,463
NS Solutions	2,000	67,857
NS United Kaiun Kaisha	700	25,582
NSD	4,000	72,885
NSK	15,700	106,388
†NTN	36,600	81,947
NTT Data	17,700	342,216
Obara Group	900	31,337
Obayashi	24,200	199,475

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
OBIC Business Consultants	400	$ 20,363
Odakyu Electric Railway	4,400	101,838
Oenon Holdings	3,500	12,091
Ogaki Kyoritsu Bank	3,100	54,886
Ohsho Food Service	400	21,871
Oiles	2,600	38,290
†Oisix ra daichi	500	22,164
Oita Bank	1,400	23,588
Oji Holdings	27,200	137,053
Okabe	2,800	17,604
Okamoto Industries	800	29,480
Okamoto Machine Tool Works	700	31,731
Okamura	2,600	37,835
Okasan Securities Group	11,400	41,277
Oki Electric Industry	7,000	61,212
Okinawa Cellular Telephone	800	39,072
Okinawa Electric Power	1,948	25,091
OKUMA	1,600	77,081
Okumura	1,300	34,753
Okura Industrial	800	16,648
Okuwa	2,100	22,229
Olympus	17,600	385,228
Omron	1,000	98,953
Ono Pharmaceutical	4,900	111,738
Onoken	1,400	20,866
Onward Holdings	5,500	17,795
Open House	3,400	200,046
Optex Group	1,900	25,843
†Optim	1,200	21,781
Optorun	1,000	20,854
Oracle	800	70,277
Organo	800	48,996
Oriental Land	200	32,355
†Oriental Shiraishi	8,700	20,679
Oro	500	16,767
Osaka Gas	5,300	96,847
Osaka Organic Chemical Industry	1,700	57,768
Osaka Soda	800	19,305
†OSAKA Titanium Technologies	1,300	9,193
Osaki Electric	4,100	20,321
OSG	6,000	102,697
Otsuka	1,800	92,561
Otsuka Holdings	3,000	128,288
OUG Holdings	500	12,942
Outsourcing	11,100	198,936
Pacific Industrial	3,500	36,931
Pack	700	19,432
PAL GROUP Holdings	800	13,285
PALTAC	600	27,173
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pan Pacific International Holdings	7,600	$ 156,813
Panasonic	71,700	888,750
Paramount Bed Holdings	3,200	63,806
†Park24	6,500	110,609
Pasona Group	2,500	70,712
Pegasus Sewing Machine Manufacturing	1,900	7,819
Penta-Ocean Construction	22,600	153,420
†PeptiDream	2,900	94,668
Persol Holdings	9,600	239,319
Pickles	1,200	20,061
Pigeon	2,400	55,795
Pilot	2,300	87,449
Pola Orbis Holdings	1,500	34,527
Poletowin Pitcrew Holdings	1,400	12,735
†Premium Water Holdings	800	22,174
Press Kogyo	6,300	19,245
Pressance	1,900	31,189
Prestige International	6,800	46,432
Prima Meat Packers	2,400	60,798
Pronexus	1,200	11,727
Pro-Ship	1,600	24,212
Proto	1,400	19,287
PS Mitsubishi Construction	2,300	13,091
Punch Industry	1,000	5,629
†QB Net Holdings	900	16,048
Qol	1,000	13,529
Quick	700	8,794
Raccoon Holdings	800	11,314
Raito Kogyo	2,000	35,258
Raiznext	3,000	32,209
Rakus	5,200	184,238
Rakuten	11,100	108,122
Rasa	1,300	10,855
Rasa Industries	900	15,372
Raysum	1,600	10,947
Recruit Holdings	14,600	892,437
Relia	1,600	16,791
Relo Group	5,100	105,260
†Renesas Electronics	35,700	439,373
Rengo	14,200	110,942
†RENOVA	1,600	65,640
Resona Holdings	58,691	234,765
Resorttrust	5,300	104,032
Retail Partners	1,600	17,759
Ride On Express Holdings	1,100	16,007
Riken	400	10,163
Riken Keiki	800	21,892
Riken Technos	2,900	14,655
Riken Vitamin	1,000	16,802
Rinnai	1,000	109,791

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rion	500	$ 11,814
Riso Kagaku	700	14,274
†Riso Kyoiku	9,000	35,497
Rohm	800	75,442
Rohto Pharmaceutical	4,700	144,148
Rokko Butter	1,000	15,130
Roland DG	1,500	41,691
Rorze	1,000	70,974
RS Technologies	400	19,783
Ryobi	1,600	18,068
Ryoden	1,300	20,273
Ryohin Keikaku	15,200	338,095
Ryosan	1,600	32,963
S Foods	1,600	43,984
S&B Foods	600	24,754
Sac's Bar Holdings	900	4,600
Saibu Gas	1,000	22,123
Saizeriya	1,500	39,063
Sakai Chemical Industry	1,000	21,091
Sakai Heavy Industries	300	7,092
Sakai Moving Service	1,000	43,449
Sakata INX	2,800	29,384
Sakura Internet	2,500	13,839
Sala	3,600	20,764
SAMTY	1,800	37,632
San Holdings	900	12,138
San ju San Financial Group	1,440	18,185
San-A	1,200	42,803
San-Ai Oil	4,300	56,730
Sanei Architecture Planning	1,000	17,993
Sangetsu	3,300	44,776
San-In Godo Bank	11,600	58,219
†Sanken Electric	2,200	123,151
Sanki Engineering	3,200	42,358
Sankyo	3,000	74,579
Sankyo Frontier	500	23,520
Sankyo Tateyama	2,400	16,734
Sankyu	3,500	160,969
Sanoh Industrial	4,800	43,577
†Sansan	200	19,285
Sansha Electric Manufacturing	2,300	19,947
Sanshin Electronics	1,200	18,446
Santen Pharmaceutical	7,600	106,887
Sanwa Holdings	13,000	169,010
Sanyo Chemical Industries	800	41,751
Sanyo Denki	400	25,363
Sanyo Electric Railway	600	10,524
†Sanyo Special Steel	1,500	24,094
Sanyo Trading	2,000	20,954
Sapporo Holdings	4,800	110,163
Sato Holdings	1,700	41,304
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sato Shoji	700	$ 7,639
Satori Electric	200	1,671
Sawada Holdings	1,600	14,989
Sawai Group Holdings	3,100	144,226
SB Technology	1,300	35,274
SBI Holdings	8,800	215,533
SBS Holdings	1,000	37,631
Scala	1,600	10,701
SCREEN Holdings	1,500	128,488
Scroll	4,000	30,943
SCSK	3,600	76,143
SEC Carbon	300	16,014
Secom	1,700	122,958
Seed	1,000	6,427
Sega Sammy Holdings	5,400	76,493
†Seibu Holdings	8,100	102,244
Seika	900	13,072
Seikitokyu Kogyo	2,900	21,872
Seiko Epson	17,000	343,230
Seiko Holdings	1,600	32,241
Seino Holdings	6,800	82,379
Seiren	1,900	35,744
Sekisui Chemical	11,600	199,313
Sekisui House	14,100	295,267
Sekisui Jushi	1,300	24,681
Sekisui Kasei	2,500	13,225
Senko Group Holdings	8,600	78,707
Senshu Electric	600	25,422
Senshu Ikeda Holdings	19,500	28,756
Seria	2,000	69,905
Seven & i Holdings	20,600	937,804
Seven Bank	40,900	91,197
SG Holdings	3,600	101,848
Sharp	5,600	70,593
Shibaura Electronics	600	33,119
Shibaura Machine	1,400	34,384
Shibaura Mechatronics	600	36,113
Shibusawa Warehouse	700	14,304
Shibuya	1,300	35,641
Shiga Bank	2,900	49,225
Shikoku Bank	2,900	19,129
Shikoku Electric Power	5,500	38,120
Shima Seiki Manufacturing	2,800	56,327
Shimadzu	1,900	83,441
Shimano	400	116,875
Shimizu	17,800	133,239
Shimizu Bank	1,100	16,266
Shimojima	500	5,661
Shin Nippon Air Technologies	400	8,765
Shin Nippon Biomedical Laboratories	1,500	12,634
Shinagawa Refractories	700	24,641

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Shindengen Electric Manufacturing	300	$ 10,905
Shin-Etsu Chemical	3,600	607,568
Shin-Etsu Polymer	4,100	38,306
Shinko Electric Industries	1,700	56,309
Shinko Shoji	2,200	16,724
Shinmaywa Industries	5,200	43,293
Shinnihonseiyaku	800	13,501
Shinoken Group	2,800	29,114
Shinsei Bank	8,300	139,165
Shinsho	700	21,779
Shinwa	400	8,702
Shinwa/Gifu	2,900	18,701
Shionogi & Co.	3,500	239,503
Ship Healthcare Holdings	5,000	128,787
Shiseido	2,000	134,419
Shizuki Electric	1,400	8,229
Shizuoka Bank	21,500	176,648
Shizuoka Gas	4,100	49,432
SHO-BOND Holdings	700	31,017
Shoei	1,200	54,140
Shoei Foods	600	23,190
Shofu	1,000	19,327
Showa Denko	8,700	211,698
Showa Sangyo	1,000	25,011
SIGMAXYZ	2,000	48,234
Siix	2,900	31,093
Sinanen Holdings	600	19,535
Sinfonia Technology	1,200	13,034
Sinko Industries	1,600	30,509
SK-Electronics	700	5,991
SKY Perfect JSAT Holdings	14,400	55,183
†Skylark Holdings	11,400	167,391
SMC	100	62,391
SMK	200	4,248
SMS	4,400	160,289
Soda Nikka	2,000	11,213
Sodick	4,700	38,256
Softbank	24,400	330,981
SoftBank Group	36,500	2,109,163
Softcreate Holdings	700	19,615
Sohgo Security Services	2,300	103,401
Sojitz	12,720	207,748
Soken Chemical & Engineering	1,100	21,993
Solasto	1,900	25,603
Soliton Systems	500	6,914
Sompo Holdings	8,800	381,788
Sony	21,800	2,420,207
Sotetsu Holdings	2,800	55,639
†Space Value Holdings	2,600	19,378
Sparx Group	4,800	13,181
SPK	1,000	12,501
S-Pool	4,800	44,661
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Square Enix Holdings	1,300	$ 69,479
SRA Holdings	1,000	26,284
Srg Takamiya	2,400	10,452
ST	1,200	19,090
St Marc Holdings	900	13,172
Stanley Electric	4,700	118,714
Star Mica Holdings	1,800	24,831
Star Micronics	1,700	23,549
Starts	3,000	71,385
Starzen	800	15,587
Stella Chemifa	400	10,603
Strike	600	22,638
Studio Alice	900	19,709
Subaru	31,400	580,263
Sugi Holdings	1,300	94,778
Sugimoto & Co.	800	20,281
SUMCO	17,300	345,145
Sumida	2,500	27,756
Suminoe Textile	800	13,599
Sumitomo	13,000	183,130
Sumitomo Bakelite	2,000	92,387
Sumitomo Chemical	70,400	365,394
Sumitomo Dainippon Pharma	3,000	53,622
Sumitomo Densetsu	1,400	29,173
Sumitomo Electric Industries	23,100	307,176
Sumitomo Forestry	13,400	254,512
Sumitomo Heavy Industries	7,100	185,040
Sumitomo Metal Mining	5,600	202,499
Sumitomo Mitsui Construction	14,700	65,525
Sumitomo Mitsui Financial Group	12,500	439,742
Sumitomo Mitsui Financial Group ADR	10,818	75,834
Sumitomo Mitsui Trust Holdings	7,400	254,856
Sumitomo Osaka Cement	2,500	69,589
Sumitomo Realty & Development	7,300	266,823
Sumitomo Riko	3,300	22,496
Sumitomo Rubber Industries	14,200	180,164
Sumitomo Seika Chemicals	600	19,487
Sun Frontier Fudousan	2,200	21,950
Suncall	2,900	11,834
Sundrug	3,700	112,865
Suntory Beverage & Food	5,900	244,586
Sun-Wa Technos	1,500	19,460
†SuRaLa Net	800	16,132
Suruga Bank	13,100	48,683

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sushiro Global Holdings	6,200	$ 285,094
Suzuken Aichi	3,800	111,167
Suzuki	2,700	20,402
Suzuki Motor	4,100	183,184
SWCC Showa Holdings	1,600	32,093
Sysmex	1,400	173,892
Systena	3,600	72,460
Syuppin	1,200	13,734
T Hasegawa	2,300	54,766
†T RAD	800	22,136
T&D Holdings	14,200	194,794
T&K Toka	1,200	9,003
Tachibana Eletech	800	10,968
Tachi-S	1,400	15,868
Tadano	7,900	83,003
Taihei Dengyo Kaisha	1,000	25,249
Taiheiyo Cement	9,200	190,078
Taiho Kogyo	900	6,731
Taikisha	1,700	51,098
Taiko Pharmaceutical	800	6,530
Taisei	11,100	355,664
Taisei Lamick	500	12,515
Taiyo Holdings	2,400	60,926
Taiyo Nippon Sanso	7,000	175,427
Taiyo Yuden	9,100	533,024
Takamatsu Construction Group	1,100	19,913
Takaoka Toko	700	9,114
Takara &	700	11,295
Takara Bio	1,600	45,083
Takara Holdings	5,400	77,834
Takara Leben	9,900	28,581
Takara Standard	2,500	36,302
Takasago International	1,100	29,332
Takasago Thermal Engineering	2,900	54,875
Takashimaya	9,700	107,987
†Take And Give Needs	600	6,299
TAKEBISHI	800	11,656
Takeda Pharmaceutical	40,123	1,323,368
=†Takeei	3,400	56,061
Takeuchi Manufacturing	2,700	62,183
Takihyo	700	11,911
Takuma	2,700	37,559
Tama Home	1,400	33,966
Tamron	700	16,599
Tamura	7,000	45,782
Tanseisha	2,100	16,506
Taoka Chemical	1,000	21,673
Tatsuta Electric Wire and Cable	3,600	17,231
Tayca	1,900	22,730
Tbk	4,000	15,032
TDK	20,100	724,861
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TechMatrix	2,400	$ 43,345
TechnoPro Holdings	6,300	189,463
Teijin	13,200	187,622
Teikoku Electric Manufacturing	1,200	15,212
Tekken	1,100	17,876
Terumo	6,700	316,363
T-Gaia	1,500	26,627
THK	3,800	83,387
TIS	8,400	229,270
TKC	1,200	37,709
Toa Hyogo	2,500	18,599
Toa Oil	400	10,387
TOA ROAD	300	12,402
Toa Tokyo	1,300	28,567
Tobishima	2,080	20,681
Tobu Railway	3,300	88,855
Tocalo	5,800	70,322
Tochigi Bank	7,700	12,620
Toda	11,200	78,202
Toei	200	39,475
Toei Animation	600	110,685
Toenec	1,000	32,628
†Toho (Kobe)	300	4,664
Toho (Tokyo)	900	42,400
Toho Bank	16,500	31,576
Toho Gas	1,500	65,241
Toho Holdings	4,400	71,466
Toho Titanium	1,700	18,113
Toho Zinc	900	21,063
Tohoku Bank	1,100	10,019
Tohoku Electric Power	10,300	75,717
Tokai	1,000	19,621
Tokai Carbon	12,400	158,515
TOKAI Holdings	6,700	53,836
Tokai Rika	4,500	64,385
Tokai Tokyo Financial Holdings	13,200	47,661
Tokio Marine Holdings	7,100	380,595
Tokushu Tokai Paper	800	32,210
Tokuyama	5,100	97,297
†Tokyo Base	1,700	10,749
†Tokyo Electric Power	43,000	122,433
Tokyo Electron	1,600	706,846
Tokyo Electron Device	500	32,753
Tokyo Gas	5,500	102,340
Tokyo Keiki	1,200	11,120
Tokyo Kiraboshi Financial Group	2,700	37,012
Tokyo Ohka Kogyo	1,200	73,286
Tokyo Rakutenchi	300	11,088
†Tokyo Rope Manufacturing	1,200	10,457
Tokyo Sangyo	2,400	14,967
Tokyo Seimitsu	2,500	102,605

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Steel Manufacturing	8,000	$ 82,141
Tokyo Tatemono	12,800	202,716
Tokyo Tekko	1,100	15,673
Tokyotokeiba	1,200	47,018
Tokyu	5,600	83,123
Tokyu Construction	6,200	43,465
Tokyu Fudosan Holdings	37,600	231,410
Toli	2,800	5,913
Tomen Devices	300	14,635
Tomoe	1,600	7,055
Tomoe Engineering	1,100	24,475
Tomoku	800	13,851
TOMONY Holdings	8,900	26,172
Tomy	7,200	73,447
Tonami Holdings	500	22,506
Topcon	5,200	90,431
Toppan Forms	1,700	15,564
Topre	2,600	30,706
Topy Industries	1,200	13,090
Toray Industries	80,600	512,148
Torex Semiconductor	900	21,474
Toridoll Holdings	3,000	75,575
Torishima Pump Manufacturing	1,600	13,209
Tosei	3,100	33,377
Toshiba	6,000	252,546
Toshiba TEC	2,000	84,646
Tosho	600	10,375
Tosoh	9,700	175,781
Totech	400	9,437
Totetsu Kogyo	1,400	30,895
TOTO	2,200	104,757
Tottori Bank	600	5,992
Towa	1,400	31,778
Towa Bank	3,300	16,046
Towa Pharmaceutical	2,100	59,541
Toyo Construction	5,200	27,215
Toyo Denki Seizo KK	800	8,318
Toyo Ink SC Holdings	2,600	48,879
Toyo Kanetsu	800	18,714
Toyo Machinery & Metal	2,400	11,066
Toyo Securities	8,000	12,042
Toyo Seikan Group Holdings	5,700	66,665
Toyo Suisan Kaisha	4,200	185,975
Toyo Tanso	1,000	26,424
Toyo Tire	8,000	142,585
Toyobo	6,300	78,604
Toyoda Gosei	4,100	82,005
Toyota Boshoku	4,300	76,067
Toyota Motor	221,005	3,937,731
Toyota Motor ADR	1,109	197,125
Toyota Tsusho	4,500	188,970
TPR	1,800	24,030
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Trancom	400	$ 29,253
Transaction	1,200	12,839
Transcosmos	900	29,389
Trend Micro	3,300	183,771
Tri Chemical Laboratories	1,200	36,276
Trusco Nakayama	1,500	38,889
Tsubaki Nakashima	1,600	22,605
Tsubakimoto Chain	2,000	61,792
Tsubakimoto Kogyo	400	14,160
Tsugami	3,600	54,281
†Tsukada Global Holdings	1,600	5,128
Tsukishima Kikai	1,500	15,700
Tsukuba Bank	14,800	23,963
Tsumura & Co.	2,200	70,296
Tsuruha Holdings	1,000	123,322
Tsurumi Manufacturing	800	12,557
Tv Tokyo Holdings	1,200	23,917
†UACJ	3,200	83,799
Ube Industries	8,200	160,327
Ubicom Holdings	500	13,096
Uchida Yoko	700	34,079
UKC Holdings	1,800	29,887
Ulvac	1,600	91,108
Unicharm	2,900	128,505
Uniden Holdings	800	21,045
Union Tool	400	14,087
Unipres	3,000	24,593
UNITED	700	10,360
United Super Markets Holdings	3,400	33,501
†Unitika	8,100	28,515
†Universal Entertainment	2,400	53,961
Urbanet	5,600	15,676
Ushio	6,100	114,316
USS	4,900	83,409
UT Group	1,900	56,733
†UUUM	1,300	15,487
†Uzabase	800	17,372
V Technology	600	23,905
Valor Holdings	3,000	64,810
Valqua	1,300	24,977
Value HR	800	12,887
ValueCommerce	1,200	51,238
Vector	2,500	25,851
Vertex	700	20,527
Vital KSK Holdings	4,200	29,879
VT Holdings	7,200	35,328
Wacoal Holdings	3,600	76,299
Wacom	10,800	68,680
Wakachiku Construction	1,500	27,626
Wakita & Co.	3,800	36,933
Warabeya Nichiyo Holdings	1,300	29,667
Watahan & Co.	1,000	11,319
Wavelock Holdings	1,500	9,320

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
WDB Holdings	1,300	$ 41,233
Welbe	1,100	15,357
Welcia Holdings	3,000	108,128
West Holdings	2,028	89,258
West Japan Railway	2,100	105,561
Will Group	1,900	21,271
Workman	600	37,959
†World	1,700	22,653
World Holdings	800	20,636
Wowow	500	10,907
Xebio Holdings	2,000	20,295
Yachiyo Industry	1,000	8,901
Yagi & Co.	500	6,664
Yahagi Construction	1,500	10,775
Yakult Honsha	1,100	55,683
YAKUODO Holdings	1,100	23,929
YAMABIKO	2,500	27,612
YAMADA Consulting Group	500	5,068
Yamada Denki	39,000	163,784
Yamagata Bank	1,900	14,541
Yamaguchi Financial Group	14,600	86,721
Yamaha	800	50,322
Yamaha Motor	9,700	270,046
Yamaichi Electronics	1,500	22,176
YA-MAN	2,700	32,755
Yamanashi Chuo Bank	2,800	21,181
Yamatane	900	12,825
Yamato Holdings	10,400	263,228
Yamaya	400	8,886
Yamazaki Baking	8,200	142,604
Yamazen	3,700	35,494
Yaoko	1,000	61,531
Yashima Denki	1,300	11,604
Yaskawa Electric	1,500	72,028
Yasunaga	500	5,530
Yellow Hat	2,500	43,609
Yokogawa Bridge Holdings	2,100	45,729
Yokogawa Electric	12,200	212,787
Yokohama Reito	3,900	30,917
Yokohama Rubber	9,000	161,520
Yokowo	1,800	40,420
Yondenko	1,400	21,620
Yondoshi Holdings	1,300	21,307
Yorozu	1,000	10,740
Yotai Refractories	2,700	29,720
Yuasa Trading	1,300	35,156
Yurtec	3,400	22,151
Yushin Precision Equipment	1,300	9,420
Yushiro Chemical Industry	1,300	13,849
Z Holdings	37,100	237,442
Zenrin	1,700	16,317
Zensho Holdings	4,369	108,379
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Zeon	8,000	$ 112,617
ZERIA Pharmaceutical	1,200	22,066
ZOZO	1,900	71,183
		121,991,350
Jersey–0.02%
Breedon Group	23,180	30,827
Centamin	70,027	89,648
		120,475
Luxembourg–0.24%
B&S Group	1,049	9,746
Eurofins Scientific	5,500	706,153
RTL Group	2,249	133,545
SES FDR	26,842	239,328
Tenaris	1,983	20,859
Tenaris ADR	5,558	117,330
		1,226,961
Macau–0.01%
†Sands China	25,600	52,390
		52,390
Malta–0.00%
†Catena Media	2,663	17,997
		17,997
Mexico–0.01%
Fresnillo	5,202	54,476
		54,476
Mongolia–0.02%
†Turquoise Hill Resources	7,198	106,441
		106,441
Netherlands–4.30%
Aalberts	8,083	466,558
†ABN AMRO Bank	18,680	269,503
†Accell Group	1,311	58,238
†Adyen	123	343,829
Aegon	89,511	462,042
Aegon (New York shares)	1,767	8,994
Akzo Nobel	4,549	497,045
AMG Advanced Metallurgical Group	862	27,902
†Amsterdam Commodities	1,224	33,315
APERAM	3,430	190,152
Arcadis	5,248	262,126
ArcelorMittal (New York Shares)	10,935	329,800
†Argenx ADR	115	34,730
ASM International	1,613	631,680
ASML Holding	5,046	3,762,305
ASR Nederland	10,351	473,510

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Basic-Fit	2,052	$ 94,120
BE Semiconductor Industries	4,499	357,920
†Beter Bed Holding	484	2,996
Boskalis Westminster	5,326	162,130
Brunel International	2,398	28,153
Corbion	4,814	232,592
Euronext	4,804	543,672
ForFarmers	2,935	14,704
†Fugro	4,980	52,197
†GrandVision	4,447	146,036
Heijmans	1,668	23,034
Heineken	2,825	294,859
IMCD	2,773	530,697
ING Groep	39,983	581,293
†Intertrust	5,583	83,617
†Just Eat Takeaway.com	3,852	280,556
Kendrion	1,572	39,241
Koninklijke Ahold Delhaize	63,414	2,111,568
†Koninklijke BAM Groep	25,123	79,909
Koninklijke DSM	3,309	661,720
Koninklijke KPN	223,859	704,430
Koninklijke Philips	8,318	369,618
Koninklijke Vopak	4,694	184,955
Mediaset	31,335	89,605
Nederland Apparatenfabriek	289	19,584
NN Group	11,759	615,963
†OCI	4,816	142,281
Ordina	8,314	31,771
PostNL	28,444	137,244
†Prosus	2,395	191,698
†QIAGEN	3,135	162,017
Randstad	6,323	425,709
Royal Dutch Shell Class B	58,563	1,297,558
SBM Offshore	11,930	212,690
Signify	9,354	468,230
†Sligro Food Group	1,675	45,703
Stellantis	80,869	1,539,028
TKH Group	3,347	187,412
†TomTom	3,375	26,741
†Universal Music Group	4,057	108,627
Van Lanschot Kempen	1,558	48,096
Wolters Kluwer	11,444	1,213,024
		22,394,727
New Zealand–0.52%
†a2 Milk	13,678	60,565
†Air New Zealand	57,042	63,997
Arvida Group	15,546	22,457
†Auckland International Airport	14,773	79,410
Chorus	41,490	188,791
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Contact Energy	13,063	$ 75,810
EBOS Group	5,609	136,229
Fisher & Paykel Healthcare	6,224	136,901
Fletcher Building	33,568	166,300
Fonterra Co-operative Group	1,770	4,835
Freightways	10,800	95,136
Genesis Energy	24,957	56,770
†Gentrack Group	3,379	4,315
Hallenstein Glasson Holdings	5,127	24,599
Heartland Group Holdings	31,578	50,596
Infratil	22,778	125,106
Kathmandu Holdings	35,418	38,847
Mainfreight	3,479	232,290
Mercury	5,687	25,435
Meridian Energy	8,631	29,188
†New Zealand Refining	7,205	4,427
NZX	15,979	18,753
Oceania Healthcare	40,717	41,624
Port of Tauranga	6,064	29,688
†Pushpay Holdings	36,177	45,902
†Restaurant Brands New Zealand	1,312	14,302
Ryman Healthcare	7,052	73,380
†Sanford	3,824	13,463
Scales	8,105	30,718
Skellerup Holdings	11,414	46,175
†SKY Network Television	12,192	16,497
SKYCITY Entertainment Group	48,701	107,586
Spark New Zealand	62,062	204,176
Summerset Group Holdings	15,147	158,408
†Synlait Milk	5,619	14,430
†Tourism Holdings	5,195	9,288
Trustpower	2,009	10,137
Turners Automotive Group	3,931	12,103
Vector	4,460	12,342
†Vista Group International	10,648	19,921
Warehouse Group	6,110	17,378
†Xero	1,283	125,899
Z Energy	22,030	51,948
		2,696,122
Nigeria–0.00%
Airtel Africa	18,393	24,708
		24,708
Norway–0.88%
ABG Sundal Collier Holding	35,090	36,930
AF Gruppen	1,402	29,606

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Akastor	6,130	$ 4,207
Aker Class A	331	26,020
Aker BP	3,838	124,402
†Aker Solutions	19,413	42,770
†American Shipping	4,751	17,228
†Atea	6,998	121,040
Austevoll Seafood	5,943	70,377
Avance Gas Holding	6,307	30,689
Bakkafrost	317	26,211
Bank Norwegian	8,499	101,598
Bonheur	1,838	63,918
Borregaard	5,961	144,601
†BW Energy	1,720	5,490
BW Offshore	8,430	27,153
†Crayon Group Holding	1,564	29,306
DNB Bank	12,986	295,233
†DNO	52,313	59,388
†Elkem	2,648	11,420
Equinor	31,240	794,459
Europris	12,413	82,195
Fjordkraft Holding	3,635	20,146
†Frontline	5,415	49,201
Gjensidige Forsikring	1,676	37,120
Golden Ocean Group	4,477	46,836
†Grieg Seafood	1,522	14,277
†Hexagon Composites	3,465	12,178
Komplett Bank	13,708	13,235
†Kongsberg Automotive	17,069	4,702
Kongsberg Gruppen	4,561	127,202
Leroy Seafood Group	7,631	63,077
Marine Harvest	4,887	124,163
†NEL	3,806	5,605
†Nordic Semiconductor	2,820	83,889
Norsk Hydro	37,197	277,638
Norske Skog	2,906	12,333
Norway Royal Salmon	1,034	21,196
†Odfjell Drilling	10,099	22,621
Orkla	13,526	124,144
†Otello	8,180	28,414
†PGS ASA	27,728	17,355
Protector Forsikring	5,139	51,732
Salmar	1,165	77,304
Sbanken	7,910	91,209
Scatec Solar	2,783	51,731
Schibsted Class A	425	20,174
Schibsted Class B	710	30,197
Selvaag Bolig	3,629	22,625
SpareBank 1	1,946	11,798
Sparebank 1 Oestlandet	755	11,193
SpareBank 1 SR-Bank	10,040	139,159
Stolt-Nielsen	1,310	18,347
Storebrand	22,425	213,490
Telenor	8,136	136,945
TGS NOPEC Geophysical	4,613	48,794
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Tomra Systems	1,480	$ 77,422
Veidekke	7,146	87,355
†Wallenius Wilhelmsen	6,016	22,531
†XXL	3,907	7,366
Yara International	4,097	202,950
		4,571,895
Portugal–0.21%
Altri	3,521	21,841
†Banco Comercial Portugues	549,136	99,695
CTT-Correios de Portugal	4,552	24,531
EDP Renovaveis	3,198	79,348
Energias de Portugal	24,714	129,826
Galp Energia	28,744	326,474
†Greenvolt-Energias Renovaveis	64	442
Jeronimo Martins	8,189	163,249
†Mota-Engil	7,497	11,904
Navigator	16,490	58,024
NOS	20,804	83,814
REN - Redes Energeticas Nacionais	4,988	14,742
Sonae	61,884	65,232
		1,079,122
Singapore–0.83%
AEM Holdings	20,400	60,143
†Banyan Tree Holdings	48,800	11,501
=†Best World International	23,900	4,450
Bukit Sembawang Estates	10,600	37,660
BW LPG	9,135	49,663
†Capitaland Investment	26,100	65,356
China Aviation Oil Singapore	34,700	24,053
China Sunsine Chemical Holdings	31,000	11,268
Chip Eng Seng	40,600	12,170
City Developments	13,800	69,843
ComfortDelGro	87,500	96,743
†COSCO Shipping International	91,400	18,713
Dairy Farm International Holdings	8,700	29,591
DBS Group Holdings	22,395	496,242
Delfi	3,900	2,197
=†Ezion Holdings	288,390	1,720
Far East Orchard	21,100	17,000
First Resources	41,400	49,518
†Frasers Property	33,300	27,722
Frencken Group	21,400	36,133
Fu Yu	30,400	6,493
Geo Energy Resources	109,100	21,872
Goldenri-Resources	512,000	88,217

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Great Eastern Holdings	700	$ 10,965
GuocoLand	27,500	33,090
†Halcyon Agri	27,812	4,711
Ho Bee Land	7,100	14,757
Hong Fok	19,800	11,374
Hong Leong Asia	17,600	10,442
Hong Leong Finance	10,000	17,528
Hotel Grand Central	19,945	14,836
Hutchison Port Holdings Trust	393,200	93,834
†Hyflux	16,000	990
iFAST	7,200	49,574
†Indofood Agri Resources	26,500	5,831
Japfa	41,800	20,940
Jardine Cycle & Carriage	4,988	70,747
Kenon Holdings	796	32,816
Keppel	33,400	127,546
Keppel Infrastructure Trust	184,616	74,102
=†Midas Holdings	143,100	3,794
†mm2 Asia	118,600	4,602
NetLink NBN Trust	57,100	41,817
Olam International	52,900	68,351
OUE	20,900	20,669
Oversea-Chinese Banking	38,213	321,781
Oxley Holdings	103,510	15,628
QAF	12,400	7,900
†Raffles Medical Group	43,413	46,485
†Razer	50,000	10,143
Riverstone Holdings	41,600	27,096
†SATS	43,200	131,321
SBS Transit	4,800	10,508
Sembcorp Industries	92,600	123,930
†Sembcorp Marine	1,327,395	80,462
Sheng Siong Group	17,900	19,436
SIIC Environment Holdings	68,260	10,054
Sinarmas Land	50,600	9,876
†Singapore Airlines	35,250	129,812
Singapore Exchange	28,700	210,109
Singapore Land Group	5,200	10,055
Singapore Technologies Engineering	39,700	110,820
Singapore Telecommunications	92,100	165,804
Stamford Land	46,600	16,817
StarHub	49,400	44,215
Tuan Sing Holdings	53,288	19,250
UMS Holdings	27,625	34,092
United Overseas Bank	14,662	277,370
UOB-Kay Hian Holdings	37,101	42,626
UOL Group	22,200	111,634
Valuetronics Holdings	30,910	12,905
Venture	10,300	135,380
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	50,500	$ 156,015
Wing Tai Holdings	34,200	45,590
		4,308,698
Spain–2.19%
Acciona	1,873	311,375
Acerinox	15,721	201,497
ACS Actividades de Construccion y Servicios	17,955	486,377
Aedas Homes	350	10,136
†Aena SME	1,030	178,130
Almirall	4,063	64,446
†Amadeus IT Group	4,079	268,283
†Amper	80,575	17,248
Applus Services	5,125	48,858
†Atresmedia de Medios demunicacion	9,361	40,207
Banco Bilbao Vizcaya Argentaria	14,733	97,247
†Banco Bilbao Vizcaya Argentaria Sponsored ADR	72,520	477,907
†Banco de Sabadell	376,993	315,157
Banco Santander	260,971	945,332
Bankinter	25,545	149,467
Befesa	2,176	165,493
CaixaBank	129,190	400,621
Cellnex Telecom	2,788	172,131
Cia de Distribucion Integral Logista Holdings	3,443	72,625
CIE Automotive	3,832	96,677
†Construcciones y Auxiliar de Ferrocarriles	1,158	48,314
ContourGlobal	5,441	13,756
Ebro Foods	4,342	82,787
†eDreams ODIGEO	3,178	27,793
Elecnor	2,740	30,698
Enagas	15,272	339,407
†Ence Energia y Celulosa	6,937	19,157
Endesa	12,504	252,174
†Ercros	10,000	40,948
Faes Farma	22,349	87,501
Ferrovial	3,366	98,249
Fluidra	2,403	95,261
Fomento de Construcciones y Contratas	4,430	53,778
†Gestamp Automocion	10,646	41,299
Global Dominion Access	7,450	37,792
Grifols	7,960	194,368
Grupo Catalana Occidente	1,952	71,225
Iberdrola	139,660	1,405,039
Iberpapel Gestion	312	6,758
†Indra Sistemas	10,647	114,047

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Industria de Diseno Textil	12,864	$ 473,340
Laboratorios Farmaceuticos Rovi	944	61,782
Linea Directa Aseguradora	23,678	46,698
Mapfre	44,182	96,292
†Mediaset Espana Comunicacion	13,229	75,209
†Melia Hotels International	8,112	60,240
Metrovacesa	2,067	17,670
Miquel y Costas & Miquel	1,372	26,890
Naturgy Energy Group	12,341	310,635
†Neinor Homes	865	11,548
†Obrascon Huarte Lain	6,900	5,011
Pharma Mar	597	51,354
†Promotora de Informaciones Class A	23,606	15,860
Prosegur Cia de Seguridad	21,566	64,282
†Realia Business	11,794	9,536
Red Electrica	10,208	204,796
Repsol	59,073	771,112
Sacyr	32,016	78,676
†Siemens Gamesa Renewable Energy	1,528	38,837
†Tecnicas Reunidas	591	5,588
Telefonica	169,718	796,415
Telefonica ADR	22,932	108,010
†Tubacex	8,167	14,785
Unicaja Banco	90,580	94,212
Vidrala	1,142	124,611
Viscofan	2,727	178,631
Zardoya Otis	12,104	98,309
		11,419,894
Sweden–3.53%
AAK	2,756	59,284
AcadeMedia	8,341	57,044
AddLife Class B	4,272	156,242
AddNode Group	803	31,875
AddTech Class B	16,520	294,380
AF	3,996	121,680
Alfa Laval	3,890	145,091
Alimak Group	2,560	38,483
Ambea	2,729	19,982
†Annehem Fastigheter Class B	2,992	11,962
ArcelorMittal	3,727	114,093
Arjo Class B	13,896	171,132
Assa Abloy Class B	4,869	141,233
Atlas Copco Class A	8,445	509,957
Atlas Copco Class B	4,669	237,309
Atrium Ljungberg Class B	1,884	39,424
†Attendo	8,480	36,586
Avanza Bank Holding	6,939	244,487
Axfood	3,690	88,221
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Beijer Alma Class B	3,471	$ 79,059
†Beijer Electronics Group	1,878	12,678
Beijer Ref	7,863	156,642
Bergman & Beving	2,044	34,532
Besqab	861	14,949
†Betsso Class B	9,414	78,285
Bilia Class A	7,797	140,710
BillerudKorsnas	8,553	162,920
BioGaia Class B	1,029	51,684
Biotage	2,689	73,534
†Boliden	12,572	402,561
Bonava Class B	6,842	62,211
Bravida Holding	8,196	110,619
Bufab	2,873	102,720
Bulten	815	7,816
Byggmax Group	2,929	25,049
Castellum	5,351	130,630
Catena	937	50,733
Cellavision	361	16,140
†Clas Ohlson Class B	3,191	32,783
Cloetta Class B	16,221	50,104
Concentric	2,269	42,804
Coor Service Management Holding	4,178	39,588
Corem Property Group	20,233	53,619
Dios Fastigheter	3,818	37,245
Dometic Group	18,128	273,744
†Doro	2,027	14,575
†Duni	3,070	35,489
Dustin Group	4,792	51,536
Eastnine	1,862	30,628
Elanders Class B	763	12,742
†Electrolux Class B	11,611	268,257
†Electrolux Professional	11,611	82,903
Elekta Class B	18,338	205,368
†Eltel	11,132	23,270
†Enea	1,287	31,093
Epiroc Class A	8,210	170,682
Epiroc Class B	4,300	76,161
Essity	384	11,887
Essity Class B	10,943	339,386
Evolution Gaming Group	501	75,871
Fabege	4,072	61,418
Fagerhult	4,249	32,470
†Fastighets Balder Class B	1,316	79,087
FastPartner	1,287	15,495
FastPartner Class D	40	370
GARO	546	11,675
Getinge Class B	7,369	293,787
Granges	9,560	115,208
†Haldex	3,002	15,862
†Hennes & Mauritz Class B	13,426	271,764
Hexagon Class B	4,724	73,071
Hexatronic Group	2,448	76,220

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Hexpol	12,560	$ 142,833
HMS Networks	904	43,525
Holmen Class B	1,974	86,695
Hufvudstaden Class A	4,780	71,390
†Humana	3,911	32,748
Husqvarna Class A	1,491	17,852
Husqvarna Class B	17,570	209,892
ICA Gruppen	2,689	123,370
Indutrade	7,725	214,819
Instalco	575	26,404
Intrum	4,424	120,137
Inwido	6,076	101,609
†ITAB Shop Concept	1,500	2,303
JM	3,305	116,821
Kindred Group SDR	17,043	255,577
KNOW IT	1,633	65,847
Kungsleden	5,559	73,342
Lagercrantz Group Class B	11,514	137,967
LeoVegas	4,528	17,612
Lifco Class B	6,100	163,842
Lindab International	6,964	177,393
Loomis	6,231	169,113
Lundin Energy	2,834	105,201
Medicover AB	680	18,210
†Mekonomen	2,222	39,595
Midsona Class B	1,338	9,127
MIPS	1,320	132,377
†Modern Times Group MTG Class B	6,589	79,778
Munters Group	1,239	10,162
Mycronic	3,341	83,105
NCC Class B	4,707	74,149
Nederman Holding	1,654	31,174
†Net Insight Class B	38,456	15,485
†New Wave Group Class B	5,098	75,960
Nibe Industrier Class B	2,520	31,668
Nobia	10,077	66,409
Nobina	6,838	61,302
Nokian Renkaat	8,214	293,515
Nolato Class B	19,160	229,148
†Nordic Entertainment Group Class B	3,651	197,142
Nordic Waterproofing Holding	2,580	60,563
Nyfosa	5,432	76,816
†OEM International Class B	1,713	31,738
Peab Class B	14,960	154,698
Platzer Fastigheter Holding Class B	1,510	22,768
Pricer Class B	7,903	25,638
Proact IT Group	2,340	18,711
Ratos Class B	17,331	101,450
†RaySearch Laboratories	882	6,196
†Rejlers	587	10,541
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Resurs Holding	8,813	$ 40,817
Rottneros	7,980	8,386
Saab Class B	3,204	90,704
Sagax Class B	1,483	46,246
Samhallsbyggnadsbolaget i Norden	31,695	157,722
Sandvik	15,427	352,450
†SAS	269,480	59,102
Scandi Standard	5,314	31,713
†Sectra Class B	8,550	171,891
Securitas Class B	17,077	270,288
Semcon	1,825	25,767
†Sinch	4,060	78,732
Skandinaviska Enskilda Banken Class A	17,046	240,235
Skanska Class B	14,093	353,559
SKF Class A	825	19,460
SKF Class B	10,263	242,014
†SkiStar	3,916	81,030
†SSAB Class A	8,896	43,642
†SSAB Class B	34,204	145,796
†SSAB (Helsinki Stock Exchange) Class B	7,881	33,501
Svenska Cellulosa Class B	13,587	210,572
Svenska Cellulosa SCA Class A	1,121	17,466
Svenska Handelsbanken Class A	19,294	216,081
Sweco AB	6,900	108,926
Swedbank Class A	9,886	199,348
Swedish Match	26,090	228,463
†Swedish Orphan Biovitrum	5,057	136,391
Systemair	5,564	49,016
Tele2 Class B	17,004	251,773
Telefonaktiebolaget LM Ericsson Class A	806	9,188
Telefonaktiebolaget LM Ericsson Class B	63,092	712,115
Telia	72,119	296,678
Thule Group	2,880	144,393
Trelleborg Class B	5,994	127,248
Troax Group	3,047	117,120
VBG Group Class B	630	12,347
Volvo Class A	9,281	209,702
Volvo Class B	48,270	1,077,699
Wallenstam Class B	2,582	38,160
Wihlborgs Fastigheter	4,936	98,112
		18,425,669
Switzerland–7.15%
ABB	12,729	425,808
Adecco Group	7,817	391,676
Alcon	10,884	878,088
Allreal Holding	970	192,553

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†ALSO Holding	461	$ 132,969
†ams	16,588	300,880
†APG SGA	98	22,661
Arbonia	5,155	100,426
†Aryzta	71,951	107,338
†Ascom Holding	1,382	21,790
†Autoneum Holding	251	40,583
Bachem Holding Class B	129	98,582
Baloise Holding	2,034	308,537
Banque Cantonale de Geneve	199	35,660
Banque Cantonale Vaudoise	1,245	94,661
Barry Callebaut	157	356,086
Bell Food Group	177	55,078
Bellevue Group	933	39,344
Berner Kantonalbank	291	64,733
BKW	663	71,578
†Bobst Group	566	49,133
Bossard Holding Class A	510	159,303
Bucher Industries	517	245,477
Burckhardt Compression Holding	89	36,003
Burkhalter Holding	316	22,413
Calida Holding	290	14,034
Carlo Gavazzi Holding	46	12,308
Cembra Money Bank	2,367	158,967
Chocoladefabriken Lindt & Spruengli	2	235,850
†Cicor Technologies	245	14,936
Cie Financiere Richemont Class A	5,356	555,321
Cie Financiere Tradition	107	12,802
†Clariant	31,550	592,203
†Coltene Holding	332	42,322
Conzzeta	97	130,940
†Credit Suisse Group ADR	29,550	291,363
Credit Suisse Group	22,997	227,124
Daetwyler Holding	212	75,168
DKSH Holding	2,900	226,836
†dormakaba Holding	215	155,978
†Dufry	4,126	231,783
†EFG International	6,068	43,729
Emmi	145	149,831
EMS-Chemie Holding	120	113,379
†Evolva Holding	58,889	9,210
†Feintool International Holding	279	18,112
Fenix Outdoor International	263	43,801
†Flughafen Zurich	1,360	242,303
Forbo Holding	65	128,390
Galenica AG	2,803	197,740
†GAM Holding	14,490	26,432
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Geberit	932	$ 684,276
Georg Fischer	303	448,729
Givaudan	69	314,577
†Glencore	138,053	649,416
Gurit Holding	24	44,964
Helvetia Holding	2,587	280,642
†HOCHDORF Holding	78	3,515
Huber + Suhner	1,033	80,139
Hypothekarbank Lenzburg	4	18,198
†Implenia	1,019	22,634
†Ina Invest Holding	203	4,051
Inficon Holding	90	105,096
Interroll Holding	41	173,775
Intershop Holding	54	33,665
Investis Holding	307	34,665
Julius Baer Group	13,400	890,292
†Jungfraubahn Holding	207	30,529
Kardex Holding	617	173,736
†Komax Holding	254	66,778
Kudelski	1,531	6,440
Kuehne + Nagel International	1,421	485,131
†LafargeHolcim	12,497	602,168
†Landis+Gyr Group	1,183	75,978
LEM Holding	36	83,824
Liechtensteinische Landesbank	961	54,189
Logitech International	2,442	217,258
Logitech International	1,558	137,338
Lonza Group	274	205,530
Luzerner Kantonalbank	235	105,403
†Medacta Group	176	27,459
†Medartis Holding	190	22,181
Medmix	1,270	59,960
Metall Zug	22	46,623
Mobilezone Holding	2,635	36,366
†Mobimo Holding	409	135,761
Nestle	50,792	6,119,929
Novartis	21,379	1,753,060
OC Oerlikon	14,129	153,957
†Orascom Development Holding	824	9,832
Orior	492	48,147
Partners Group Holding	461	719,454
Phoenix Mecano	34	16,308
Plazza Class A	93	33,530
PSP Swiss Property	1,686	203,135
†Rieter Holding	353	77,149
Roche Holding	8,947	3,284,066
Romande Energie Holding	25	34,605
Schaffner Holding	33	9,986
Schindler Holding	592	152,514
Schweiter Technologies	88	126,530
†Sensirion Holding	372	45,216

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
SFS Group	1,215	$ 165,086
SGS	151	439,536
†Siegfried Holding	333	296,689
†Siemens Energy	6,056	161,995
†SIG Combibloc Group	15,270	406,021
Sika	3,107	982,349
Sonova Holding	810	306,106
St Galler Kantonalbank	195	87,043
Straumann Holding	89	159,618
Sulzer	1,270	120,534
Swatch Group	1,406	366,800
Swatch Group (Swiss Exchange)	2,321	119,425
Swiss Life Holding	1,556	784,018
Swiss Prime Site	5,088	497,001
Swiss Re	6,649	567,493
†Swiss Steel Holding	41,908	17,091
Swisscom	1,723	991,553
Swissquote Group Holding	868	159,902
Tecan Group	35	19,823
Temenos	2,955	400,954
†TX Group	202	33,379
†u-blox Holding	564	37,431
UBS Group	24,032	383,070
UBS Group	13,243	211,380
Valiant Holding	898	85,307
†Valora Holding	314	61,658
VAT Group	891	351,651
Vaudoise Assurances Holding	70	33,800
Vetropack Holding	950	59,021
Vifor Pharma	2,505	324,690
Vontobel Holding	2,352	197,882
VP Bank	349	35,276
VZ Holding	830	82,737
†V-ZUG Holding	220	30,783
Warteck Invest	8	20,945
Ypsomed Holding	215	35,389
Zehnder Group	646	68,350
Zug Estates Holding	16	33,993
Zuger Kantonalbank	7	50,325
Zurich Insurance Group	1,820	744,235
		37,281,265
Taiwan–0.00%
†FIT Hon Teng	30,000	6,209
		6,209
Tanzania (United Republic Of)–0.01%
†Helios Towers	11,594	28,275
		28,275
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–0.00%
=†NMC Health	2,337	$ 0
		0
United Kingdom–11.89%
4imprint Group	1,836	74,462
888 Holdings	14,760	85,517
Abrdn	130,173	445,186
Admiral Group	5,705	238,375
†AG Barr	6,257	43,587
AJ Bell	5,725	30,778
Alliance Pharma	27,699	38,964
†Allied Minds	501	160
Anglo American	12,993	455,387
Anglo-Eastern Plantations	1,229	10,366
†Arrow Global Group	10,826	44,782
†Ascential	18,868	104,072
Ashmore Group	20,103	91,962
Ashtead Group	12,181	920,803
†ASOS	2,441	98,736
Associated British Foods	6,035	150,227
†Aston Martin Lagonda Global Holdings	1,497	38,637
AstraZeneca	667	80,385
AstraZeneca ADR	28,944	1,738,377
Auto Trader Group	41,240	325,227
AVEVA Group	1,112	53,744
Aviva	92,662	491,097
Avon Protection	1,962	51,339
B&M European Value Retail	68,581	544,081
†Babcock International Group	42,799	213,378
BAE Systems	72,100	546,089
Balfour Beatty	35,114	127,502
†Bank of Georgia Group	3,870	81,032
Barclays	126,206	320,687
Barclays ADR	15,733	162,365
Barratt Developments	21,025	185,857
†Beazley	22,416	114,531
Bellway	6,163	271,829
†Berkeley Group Holdings	3,376	197,144
BHP Group	8,188	206,291
†Biffa	20,944	101,592
Bloomsbury Publishing	5,977	26,818
Bodycote	12,254	143,582
†boohoo Group	35,966	104,972
BP	271,037	1,234,534
BP ADR	45,636	1,247,232
Braemar Shipping Services	3,535	12,098
Brewin Dolphin Holdings	18,204	93,943
British American Tobacco	24,554	858,273
Britvic	20,631	248,377
†BT Group	502,741	1,077,782
Bunzl	7,335	242,015

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Burberry Group	8,557	$ 208,249
†Bytes Technology Group	3,363	22,974
Cairn Energy	47,847	120,731
†Capita	105,348	71,765
†Card Factory	28,435	20,574
CareTech Holdings	2,708	23,387
†Carnival	1,149	25,999
†Carnival ADR	748	17,062
Carr's Group	4,050	8,458
Central Asia Metals	13,232	39,491
†Centrica	436,371	331,362
Chemring Group	14,289	61,417
Chesnara	11,599	44,463
†Cineworld Group	64,496	67,804
Clarkson	579	29,646
Clinigen Group	6,520	55,785
Clipper Logistics	3,278	32,242
Close Brothers Group	8,325	173,529
CLS Holdings	9,454	28,203
CMC Markets	11,645	44,561
Coats Group	84,286	76,544
Coca-Cola European Partners	5,883	323,372
†Coca-Cola HBC	4,962	159,896
†Compass Group	6,852	140,131
Computacenter	6,315	229,711
ConvaTec Group	43,899	127,763
†Costain Group	7,704	5,896
†Countryside Properties	15,432	104,480
Cranswick	2,904	139,767
Crest Nicholson Holdings	18,290	94,386
Croda International	1,875	214,832
Currys	70,444	126,713
†CVS Group	1,891	61,415
†CYBG	94,850	259,641
Daily Mail & General Trust	5,409	78,128
DCC	3,073	256,183
†De La Rue	5,613	13,916
Dechra Pharmaceuticals	483	31,564
Devro	15,625	44,948
†DFS Furniture	14,362	50,217
Diageo	3,922	189,884
Diageo ADR	3,522	679,746
†Dignity	2,479	22,446
Diploma	5,621	213,740
Direct Line Insurance Group	66,494	259,464
DiscoverIE Group	4,227	58,712
Diversified Gas & Oil	15,850	25,231
Domino's Pizza Group	23,734	126,702
dotdigital group	3,634	11,800
Drax Group	28,797	186,944
DS Smith	72,865	402,412
Dunelm Group	7,849	150,387
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†easyJet	10,076	$ 88,959
Electrocomponents	35,880	519,421
†Elementis	34,293	68,848
EMIS Group	3,771	70,752
†EnQuest	228,058	72,390
†Equiniti Group	27,112	65,390
Essentra	12,680	45,702
Euromoney Institutional Investor	2,798	38,105
Evraz	23,096	183,244
Experian	17,478	732,156
FDM Group Holdings	5,430	92,728
Ferrexpo	25,210	111,143
Fevertree Drinks	4,467	140,179
†Firstgroup	108,881	130,495
FLEX LNG	2,019	35,908
Forterra	8,285	30,978
Foxtons Group	7,206	4,826
†Frasers Group	18,564	169,762
†Frontier Developments	992	32,747
†Fuller Smith & Turner Class A	2,606	25,633
Future	1,144	56,879
Galliford Try Holdings	7,192	17,637
Games Workshop Group	2,160	298,896
Gamesys Group	1,380	34,399
Gamma Communications	4,520	110,847
Gem Diamonds	5,209	3,594
Genel Energy	15,768	30,254
Genus	574	41,963
†Georgia Capital	2,757	22,289
GlaxoSmithKline	16,266	306,991
GlaxoSmithKline ADR	25,756	984,137
†Go-Ahead Group	4,885	53,117
Grafton Group	11,063	188,015
Grainger	24,951	102,381
†Greencore Group	34,767	66,145
Greggs	11,750	463,295
Gulf Keystone Petroleum	17,982	48,942
†Gym Group	10,516	42,024
H&T Group	1,906	7,460
Halfords Group	18,444	75,548
Halma	4,637	176,871
†Harbour Energy	5,218	25,468
Hargreaves Lansdown	8,228	157,983
Harworth Group	7,902	18,633
Hays	41,272	89,921
Headlam Group	2,792	18,385
Helical	8,670	51,717
Henry Boot	907	3,459
Hikma Pharmaceuticals	6,327	208,133
Hill & Smith Holdings	3,711	90,804
Hilton Food Group	5,422	85,070
Hiscox	10,367	116,861

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Hochschild Mining	22,075	$ 39,559
†Hollywood Bowl Group	7,810	25,519
HomeServe	22,425	273,299
Howden Joinery Group	51,696	622,355
HSBC Holdings ADR	38,241	1,000,002
HSBC Holdings (London Shares)	30,517	159,564
Hunting	13,315	40,456
Ibstock	15,344	42,586
IMI	23,615	528,193
Impax Asset Management Group	658	10,214
Imperial Brands	44,118	922,800
Inchcape	32,613	356,376
†Indivior	58,090	168,908
†Informa	29,384	216,089
IntegraFin Holdings	6,305	44,091
†InterContinental Hotels Group ADR	3,029	194,734
†International Consolidated Airlines Group	7,894	18,847
Intertek Group	3,801	254,162
Investec	51,086	218,004
iomart Group	2,391	6,959
†IQE	30,765	19,669
†ITV	154,197	220,528
†IWG	53,169	208,174
†J D Wetherspoon	7,462	104,866
J Sainsbury	115,290	441,881
†James Fisher & Sons	3,307	38,276
James Halstead	1,900	13,413
†JD Sports Fashion	34,020	478,100
†JET2	3,318	57,491
†John Menzies	6,643	28,037
†John Wood Group	47,675	147,283
Johnson Matthey	10,370	372,044
†Johnson Service Group	23,518	47,659
Jupiter Fund Management	30,719	103,477
†Just Group	95,906	116,883
Kainos Group	5,562	140,667
Keller Group	5,506	70,627
†Kier Group	9,871	16,013
†Kin and Carta	6,598	24,383
Kingfisher	102,532	462,817
†Lamprell	12,474	6,009
Lancashire Holdings	8,998	67,767
Legal & General Group	98,263	369,182
†Liberty Global Class A	1,294	38,561
†Liberty Global Class C	3,168	93,329
Liontrust Asset Management	335	9,592
Lloyds Banking Group	725,888	451,808
Lloyds Banking Group ADR	43,871	107,484
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
London Stock Exchange Group	1,724	$ 172,759
†Lookers	24,983	21,624
LSL Property Services	3,879	22,788
Luceco	17,351	76,332
Man Group	87,224	240,105
†Marks & Spencer Group	140,962	346,008
Marshalls	11,365	113,827
†Marston's	45,699	49,876
†McBride	15,062	15,302
†Mears Group	12,639	35,081
†Mediclinic International	27,019	113,731
†Meggitt	25,843	254,967
Melrose Industries	89,919	208,765
†Metro Bank	783	1,116
Micro Focus International	22,430	123,372
Micro Focus International Sponsored ADR	2,621	14,258
Midwich Group	1,736	14,596
†Mitchells & Butlers	24,688	78,771
†Mitie Group	68,656	65,680
MJ Gleeson	2,085	22,194
Mondi	19,129	468,775
Moneysupermarket.com Group	35,323	101,376
Morgan Advanced Materials	24,596	119,472
Morgan Sindall Group	2,724	87,537
Mortgage Advice Bureau Holdings	3,472	53,331
†Motorpoint group	3,394	17,149
†N Brown Group	7,054	4,747
†National Express Group	27,716	90,075
National Grid	5,902	70,327
National Grid ADR	4,598	274,179
Natwest Group ADR	26,623	162,134
NCC Group	15,754	54,553
Next	2,960	325,603
Next Fifteen Communications Group	1,762	26,805
Nichols	578	10,358
Norcros	5,059	20,449
Numis	4,030	19,494
†Ocado Group	593	13,252
†On the Beach Group	10,599	54,376
Oxford Instruments	3,788	115,332
Pagegroup	30,187	252,585
Pan African Resources	36,317	7,653
PayPoint	4,583	43,843
Pearson	20,095	192,715
Pearson ADR	4,102	39,666
†Pendragon	139,742	34,645
Pennon Group	6,816	103,895
Persimmon	8,874	317,378

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Petrofac	24,914	$ 56,283
†Petropavlovsk	107,235	29,649
Pets at Home Group	41,674	269,864
Phoenix Group Holdings	31,661	273,716
†Photo-Me International	14,970	12,465
†Playtech	19,897	125,789
Polar Capital Holdings	4,376	47,759
Polypipe Group	5,972	55,614
Porvair	1,608	14,993
†PPHE Hotel Group	770	15,223
Premier Foods	53,193	83,570
†Provident Financial	9,269	41,603
Prudential	13,731	266,456
Prudential ADR	1,713	67,115
PZ Cussons	13,279	40,347
QinetiQ Group	33,003	142,853
†Rank Group	8,180	18,957
Reach	25,344	119,349
Reckitt Benckiser Group	9,346	734,224
Redde Northgate	22,698	122,945
Redrow	16,777	150,663
RELX	4,305	124,619
RELX ADR	13,938	402,251
RELX (London Stock Exchange)	3,932	113,187
Renew Holdings	979	10,421
†Renewi	5,538	45,400
Rentokil Initial	53,152	417,392
†Restaurant Group	23,180	32,170
Rhi Magnesita	2,682	118,412
Ricardo	2,769	15,857
Rightmove	41,268	379,139
Rio Tinto	2,407	157,784
Rio Tinto ADR	27,290	1,823,518
Robert Walters	3,858	38,259
†Rolls-Royce Holdings	140,122	261,708
Rotork	43,440	204,156
Royal Bank of Scotland Group	53,246	160,529
Royal Dutch Shell Class B ADR	36,411	1,611,915
Royal Mail	77,199	436,584
RPS Group	14,255	22,703
RWS Holdings	5,347	45,137
Sabre Insurance Group	12,837	37,739
†Saga	5,262	24,954
Sage Group	13,227	125,943
Savills	10,336	188,150
Schroders	3,047	146,743
Schroders Non-Voting Shares	950	31,008
†Senior	23,298	54,057
Serco Group	51,774	93,267
Serica Energy	6,735	21,008
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Severfield	10,593	$ 10,790
Severn Trent	6,456	226,019
†SIG	35,371	22,848
Smart Metering Systems	2,119	23,869
Smith & Nephew	6,895	118,786
Smith & Nephew ADR	2,921	100,307
Smiths Group	10,310	198,806
†Soco International	14,884	3,911
Softcat	8,387	228,951
Spectris	4,371	226,853
Speedy Hire	31,265	26,792
Spirax-Sarco Engineering	2,357	474,242
†Spire Healthcare Group	26,170	72,639
Spirent Communications	22,437	84,528
SSE	31,353	660,141
†SSP Group	29,269	108,287
St James's Place	14,805	298,651
†Stagecoach Group	50,853	57,830
Standard Chartered	56,678	331,327
SThree	11,172	87,308
†Stobart Group	7,351	1,404
Stock Spirits Group	10,748	54,235
†Studio Retail Group	3,000	10,712
STV Group	177	882
Subsea 7	10,721	92,899
†Superdry	2,865	10,114
Synthomer	23,821	159,712
Tate & Lyle	36,327	338,615
Tatton Asset Management	5,219	34,949
Taylor Wimpey	84,414	176,062
†Ted Baker	3,155	6,075
Telecom Plus	4,932	80,808
Tesco	131,393	447,476
†Topps Tiles	15,052	13,913
TORM	3,804	29,237
TP ICAP	56,555	121,664
TT Electronics	12,612	44,098
Tyman	15,851	89,702
†U & I Group	11,376	13,673
Ultra Electronics Holdings	3,056	133,247
Unilever	7,977	431,049
Unilever ADR	25,822	1,400,069
United Utilities Group	17,495	227,703
†Vertu Motors	24,358	16,607
Vesuvius	12,213	79,660
Victrex	4,142	132,096
Vistry Group	7,616	125,399
Vitec Group	2,446	49,463
Vivo Energy	7,163	10,327
Vodafone Group	523,076	795,960
Vodafone Group ADR	26,464	408,869
Volex	4,222	24,774
Volution Group	1,302	8,631
Vp	1,013	13,922

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Watches of Switzerland Group	4,872	$ 62,101
Watkin Jones	10,791	32,860
†Weir Group	9,625	217,270
†WH Smith	5,389	123,753
†Whitbread	4,676	207,909
Wincanton	9,853	47,130
†Wm Morrison Supermarkets	153,154	607,729
WPP	32,090	429,928
WPP ADR	400	26,816
†Xaar	886	2,010
XP Power	694	48,064
†Young & Co's Brewery Class A	473	9,815
		61,993,647
United States–0.21%
†Arko	2,140	21,704
†Jackson Financial	428	11,128
JS Global Lifestyle	22,500	52,057
Ovintiv	3,623	119,050
Primo Water	6,487	102,136
Stellantis	25,999	496,581
Waste Connections	2,164	272,513
		1,075,169
Total Common Stock (Cost $409,848,441)		513,703,952
PREFERRED STOCKS–0.58%
Germany–0.58%
Bayerische Motoren Werke	2,185	165,746
Biotest	349	16,009
Draegerwerk & Co.	847	69,415
Henkel & Co.	987	91,306
Jungheinrich	4,759	220,697
Porsche Automobil Holding	3,579	353,928
Sartorius	896	570,401
Schaeffler	9,333	71,291
Sixt	1,325	117,641
STO & Co.	150	35,185
Villeroy & Boch	830	22,401
Volkswagen	5,911	1,317,577
Total Preferred Stocks (Cost $2,140,304)		3,051,597
	Number of Shares	Value (U.S. $)
RIGHTS–0.01%
Germany–0.01%
†Borussia Dortmund	3,975	$ 78
†Deutsche Lufthansa	12,034	28,576
Total Rights (Cost $49,722)		28,654
WARRANTS–0.00%
Australia–0.00%
=†Decmil Group exp 9/15/22 exercise price AUD 1.0000	1,097	0
		0
Canada–0.00%
†Cenovus Energy exp 1/01/26 exercise price CAD 6.5400	734	4,335
		4,335
Italy–0.00%
=†Webuild exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Singapore–0.00%
=†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
		0
Total Warrants (Cost $2,734)		4,335

MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.03%)	528,202	528,202
Total Money Market Fund (Cost $528,202)		528,202

TOTAL INVESTMENTS–99.24% (Cost $412,569,403)	517,316,740
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%	3,957,034
NET ASSETS APPLICABLE TO 40,939,527 SHARES OUTSTANDING–100.00%	$521,273,774

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
CAD–Canadian Dollar
EUR–Euro
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$2,193,690	$29,705,433	$—	$31,899,123
Austria	492,262	2,412,576	—	2,904,838
LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Belgium	$654,093	$5,203,037	$—	$5,857,130
Britain	49,784	312,084	—	361,868
Canada	51,868,074	11,425	—	51,879,499
Chile	—	184,108	—	184,108
China	159,325	57,815	—	217,140
Colombia	—	262,898	—	262,898
Denmark	1,819,258	9,739,915	—	11,559,173
Faeroe Islands	579,977	—	—	579,977
Finland	1,466,257	6,449,173	—	7,915,430
France	1,896,186	38,088,401	—	39,984,587
Germany	3,967,185	30,089,569	—	34,056,754
Greenland	—	704,521	—	704,521
Hong Kong	590,658	11,668,408	62,073	12,321,139
Ireland	2,273,559	3,192,752	—	5,466,311
Isle Of Man	—	361,019	—	361,019
Israel	903,396	4,151,329	—	5,054,725
Italy	466,055	12,792,167	—	13,258,222
Japan	361,954	121,235,012	394,384	121,991,350
Jersey	30,827	89,648	—	120,475
Luxembourg	823,483	403,478	—	1,226,961
Macau	—	52,390	—	52,390
Malta	—	17,997	—	17,997
Mexico	—	54,476	—	54,476
Mongolia	106,441	—	—	106,441
Netherlands	4,580,036	17,814,691	—	22,394,727
New Zealand	496,573	2,199,549	—	2,696,122
Nigeria	24,708	—	—	24,708
Norway	1,018,496	3,553,399	—	4,571,895
Portugal	478,520	600,602	—	1,079,122
Singapore	356,589	3,942,145	9,964	4,308,698
Spain	2,321,444	9,098,450	—	11,419,894
Sweden	4,016,159	14,409,510	—	18,425,669
Switzerland	3,935,069	33,346,196	—	37,281,265
Taiwan	—	6,209	—	6,209
Tanzania (United Republic Of)	28,275	—	—	28,275
United Arab Emirates	—	—	—	—
United Kingdom	25,999,860	35,993,787	—	61,993,647
United States	1,023,112	52,057	—	1,075,169
Preferred Stocks
Germany	143,010	2,908,587	—	3,051,597
Rights	28,654	—	—	28,654
Warrants	4,335	—	—	4,335
Money Market Fund	528,202	—	—	528,202
Total Investments	$115,685,506	$401,164,813	$466,421	$517,316,740
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2021, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP Dimensional International Core Equity Fund–44